As filed with the Securities and Exchange Commission on April 13, 1999

                        Securities Act File No. _________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /___X__/

                       Pre-Effective Amendment No. /____/

                      Post-Effective Amendment No. /_____/

                                   FORUM FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Offices) (Zip Code)

                                 (207) 879-1900
                  (Registrant's Area Code and Telephone Number)

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                               Portland, ME 04101

                          Copies of Communications to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                  Approximate Date of Proposed Public Offering:
                        As soon as practicable after this
                    Registration Statement becomes effective.
--------------------------------------------------------------------------------
        It is proposed that this filing will become effective on May __,
           1999 pursuant to Rule 488 under the Securities Act of 1933.
--------------------------------------------------------------------------------

No filing fee is required because the Registrant has previously registered an indefinite number of its Shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the

                                     PART A

                           PROXY STATEMENT/PROSPECTUS

                                  May __, 1999

FORUM FUNDS

Two Portland Square
Portland, Maine 04101
(207) 879-1900


We are furnishing this Proxy Statement/Prospectus to the limited partners of BIA Emerging Growth Fund Limited Partnership ("Emerging Growth Partnership") and of BIA Growth Equity Fund Limited Partnership ("Growth Equity Partnership"). BAT Commingled Fund Manager, Inc. is the general partner of each partnership. The general partner proposes to convert each partnership into a mutual fund.

The general partner proposes to convert Emerging Growth Partnership into BIA Small-Cap Growth Fund and Growth Equity Partnership into BIA Growth Equity Fund. BIA Small-Cap Growth Fund and BIA Growth Equity Fund are two new series of Forum Funds (the "Trust"), a registered open-end management company. Each fund seeks high total return by primarily investing in equity securities.

  The General Partner is asking your consent to the following two proposals:

1. Proposal 1: To amend your partnership's current Amended and Restated Partnership Agreement to:

     o expressly authorize the General Partner, subject to limited partner approval, to convert your partnership to a mutual fund; and

     o    permit  dissenting  limited  partners  to  redeem   their  partnership
          interests prior to the conversion.

2. Proposal 2: To approve the conversion of your partnership to an investment in a mutual fund under the Amended and Restated Partnership Agreement as amended by Proposal 1.

Your partnership may not convert into a mutual fund unless the limited partners approve both proposals. The general partner intends to consent to both proposals. If your partnership's limited partners do not approve both proposals, the general partner will determine what further action to take, if any.

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

This Proxy Statement/Prospectus describes the funds and the proposed conversions. You should consider this information carefully in deciding whether to approve the proposals. Please keep this Proxy Statement/Prospectus for future reference. The Trust has filed additional information about the funds and proposed conversions with the Securities and Exchange Commission in a separate statement of additional information dated May __, 1999 (the "Statement") that is incorporated by reference in this Proxy Statement/Prospectus. Call or write Forum Fund Services, LLC, Portland, ME 04101, (XXX) XXX-XXXX to obtain a copy of the Statement.

In addition, you can reach the partnerships by calling or writing to: BAT Commingled Fund Manager, Inc. General Partner, 19 South Street, Baltimore, Maryland 21202, (410) XXX-XXXX.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



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


                                TABLE OF CONTENTS


SYNOPSIS...................................................................
RISK FACTORS...............................................................
THE CONVERSION.............................................................
THE PROPOSALS..............................................................
THE PARTNERSHIPS, THE FUNDS AND THE TRUST..................................
SECURITIES TO BE ISSUED....................................................
COMPARISON OF THE PARTNERSHIPS AND THE FUNDS...............................
ADVANTAGES TO FUND SHAREHOLDERS............................................
FEDERAL INCOME TAX CONSEQUENCES OF THE CONVERSION..........................
CONSIDERATIONS.............................................................
CAPITALIZATION.............................................................
FEE TABLES.................................................................
EXPENSES OF THE CONVERSION.................................................
VOTING INFORMATION.........................................................
OTHER INFORMATION..........................................................
APPENDIX A.................................................................
APPENDIX B.................................................................



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


                                    SYNOPSIS

The   Synopsis   highlights   some  of  the   information   contained   in  this
Proxy/Prospectus. Other sections of this Proxy/Prospectus and the Appendices contain addition information.

THE CONVERSION

BAT Commingled Fund Manager, Inc. is the general partner of BIA Emerging Growth Limited Partnership ("Emerging Growth Partnership") and BIA Growth Equity Limited Partnership ("Growth Equity Partnership"). The general partner proposes to convert each partnership into a corresponding mutual fund upon approval of the partnership's limited partners. The general partner intends to accomplish the conversion by:

o Transferring substantially all of the assets of a partnership to its corresponding mutual fund as stated on page 1 in exchange for shares of that mutual fund (an "Exchange");

o Dissolving the partnership and distributing the mutual fund shares to the limited partners in proportion to the partners' positive capital accounts (a "Share Distribution"); and

o    Liquidating the partnership (a "Liquidation")

The partners of record for a partnership as of the business day immediately before the date of the Exchange (the "Valuation Date"), after redemption of the partnership interests ("Partnership Interests") of partners that do not choose to participate in the Exchange, will receive fund shares in the partnership's Share Distribution. Partners that choose not to participate in an Exchange may redeem their Partnership Interests on the Valuation Date. The general partner will liquidate each partnership as soon as practicable after the partnership's Share Distribution. The "Conversion" of each partnership consists of the Exchange, the Share Distribution and the Liquidation of that partnership. The Conversion of each partnership is independent of the other. In other words, one partnership may convert to a mutual fund even though the other does not. The general partner and the Trust intend to consummate both Conversions on June __, 1999.

THE PROPOSALS

To accomplish a partnership's Conversion, the general partner is soliciting the written consent of each partnership's limited partners on two proposals.



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

PROPOSAL 1

To amend the partnership's current Amended and Restated Limited Partnership Agreement ("Partnership Agreement") to:

     o expressly authorize the general partner, subject to limited partner approval, to effect the transactions comprising the Conversion; and

     o    permit   dissenting   limited  partners  to  redeem their  Partnership
          Interests prior to conversion if they do not wish to participate in the Conversion.

PROPOSAL 2

To approve the Conversion of the partnership pursuant to its Partnership Agreement as amended by Proposal 1.

THE PARTNERSHIPS, THE FUNDS AND THE TRUST

The partnerships are Maryland limited partnerships. Emerging Growth Partnership commenced investment operations on July 1, 1995 and Growth Equity Partnership commenced investment operations on January 1, 1996.

The funds are series of the Trust, an open-end management investment company and Delaware business trust. The Trust commenced operations on March 24, 1980 as a Maryland corporation and was reorganized as a Delaware business trust on January 5, 1996. The Trust has an unlimited number of authorized shares. Currently, there are 21 separate series of the Trust. The funds will become operational series of the Trust on June 1, 1999.

COMPARISON OF THE PARTNERSHIPS AND THE FUNDS

This Proxy/Prospectus compares the key features and discusses the material differences between the partnerships and the funds. You should pay particular attention to the comparisons of the funds and the partnerships. You should carefully consider the differences between the funds and the partnerships in deciding whether or not to approve the amendments to your partnership's Partnership Agreement and to consent to the Conversion of the partnership. The following differences require particular attention:

o        investment policies regarding diversification
o        investment policies regarding concentration of investments
o        investment policies regarding borrowing
o        investment policies regarding lending of portfolio securities
o        minimum investment requirements
o        limitations on purchases and redemptions
o        fees or anticipated fees

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

o        the rights of holders of interests in the entity
o        tax treatment of investments in a partnership and a fund

INVESTMENT OBJECTIVES AND POLICIES

Brown Investment Advisory & Trust Company (the "Adviser") is the investment adviser to each partnership and fund. Each partnership has substantially the same investment objective and primary investment strategy as its corresponding fund.

Emerging Growth Partnership seeks to provide high total return by investing primarily in the equity securities of emerging growth companies. BIA Small-Cap Growth Fund seeks to provide high total return by investing primarily in small domestic growth companies. Emerging growth companies and small domestic companies are those companies whose market capitalization is between $25 million and $1 billion at the time of investment.

Growth Equity Partnership seeks to provide high total return by investing primarily in equity securities of domestic growth companies and relatively mature companies experiencing an acceleration in earnings and cash flow growth. BIA Growth Equity Fund seeks to provide high total return by primarily investing in domestic growth companies and relatively mature companies experiencing an acceleration of earnings and cash flow growth.

Each partnership and corresponding fund have certain secondary investment restrictions and investment techniques that differ. Unlike the partnerships, the funds must meet certain investment diversification criteria and may not concentrate investments in securities of businesses in a particular industry. The partnerships and funds also maintain different policies regarding the borrowing of money, the lending of portfolio securities, the purchase of illiquid and restricted securities, and the use of options and futures.

PURCHASE PROCEDURES

You may purchase Partnerhsip Interests if you are a qualified investor and client of the Adviser. You may purchase Partnership Interests directly from a partnership upon approval of the General Partner. Generally, you may only purchase Partnership Interests on the first day of each month. Ordinarily, the minimum initial investment in a partnership is $250,000. The general partner may choose to waive the minimum investment requirement.

Although the Adviser will initially use the funds as investment vehicles for its own clients, the Adviser anticipates marketing the funds to the general public in the future. Initially, you may purchase shares of a fund directly from the Fund or from the Adviser on any day that the New York Stock Exchange is open ("Business Day"). The minimum initial investment is $5,000 ($2,000 for IRA accounts).

REDEMPTION AND EXCHANGE PROCEDURES

You may withdraw part or all of the capital from your partnership capital account upon proper notice to your partnership. Withdrawal requests are effective as of the last day of any month. You must normally withdraw at least $20,000 when making a partial withdrawal. You may not make a partial withdrawal if the withdrawal causes your capital account balance to fall below $250,000. You will receive your proceeds as soon as possible after the effective date of your withdrawal request. Partnership Interests do not have exchange privileges.

Unlike partnership redemptions, you may sell fund shares at the next share price (the "net asset value" or "NAV") calculated after receipt of your redemption order in proper form by the fund's transfer agent. You may sell fund shares on any Business Day. There is no redemption charge, no minimum redemption amount and no limit on the frequency of redemptions. You will generally receive redemption proceeds within a week. You may exchange shares of one Fund for the other or for Investor Shares of the Trust's money market funds.

DISTRIBUTION

The General Partner determines whether a partnership will make a distribution, the timing of the distribution and the nature and amount of the distribution.

A fund, however, distributes its net investment income annually and its realized capital gain at least annually. Normally, a fund reinvests distributions in additional shares of the fund unless a shareholder elects to receive distributions in cash.

FEES AND EXPENSES OF THE PARTNERSHIPS AND THE FUNDS

Currently, the Adviser is entitled to charge you an annualized advisory fee equal to a maximum of 1% of your net assets. The general partner is also entitled to charge you an annual administrative fee of up to 0.30% of the average monthly net asset value of your Partnership Interests. In sum, you pay an annual fee of up to 1.30% of the average quarter end net asset value of your Partnership Interests. For the fiscal year ended December 31, 1998, the general partner waived its administration fee with respect to Growth Equity Partnership. Accordingly, limited partners of Growth Equity Partnership paid a total annualized fee of up to 1.00% of their Partnership Interests for the fiscal year ended December 31, 1998.

If you invest in BIA Small Cap Growth Fund, you will pay an estimated annual fee equal to 1.25% of the average daily net asset value of your investment. If you invest in BIA Growth Equity Fund, you will pay an estimated annual fee equal to 1.30% of the average daily of your investment. These fees are based on estimated annual expenses of each fund for the fiscal year ended May 31, 2000 and include a fee for advisory services. The Adviser will not charge a separate account advisory fee for your assets invested in the funds. The adviser has voluntarily agreed to waive a portion of its fees and assume certain expenses to the extent that total annual expenses exceed 1.25% for BIA Small-Cap Growth Fund and 1.00% for BIA Growth Equity Fund.

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

It may be more expensive for you to invest in a fund than in your current partnership. You should compare the total fees that you pay in connection with your partnership investment to the fees for the corresponding fund when considering whether to approve the proposals.

TAX MATTERS

The partnerships are not subject to federal income taxes. The funds intend to operate so that they will not be liable for Federal income or excise tax.

The tax consequences of holding fund shares are different from the tax consequences of holding an interest in a partnership. As a limited partner, you must report your share of the partnership's income, gains, losses, deductions and credits on your individual federal income tax returns, whether or not you receive distributions from the partnership.

As a shareholder of a fund, you must pay tax on fund distributions that you receive each year even if your reinvest those distributions in additional shares of the fund. Each fund intends to distribute all of its net income and all of its capital gains at least annually. A fund's distribution of net investment income (which includes short-term capital gain) is taxable to you as ordinary income. A fund's distribution of long-term capital gain is taxable to you as long-term capital gain. Unlike a partner in a partnership, you may not currently deduct your share of any net losses of a fund.

Limited Partners who are not U.S. citizens or residents and who are not otherwise engaged in a trade or business in the United States (as defined by the Code) generally are not subject to U.S. withholding tax on their share of a partnership's realized capital gains. Fund shareholders who are not U.S. citizens or residents and are not engaged in a U.S. trade or business are subject to withholding tax at a 30% rate on fund distributions that are attributable to short-term (but not long-term) capital gain.

ADVANTAGES OF INVESTMENTS IN THE FUNDS

The general partner believes the Conversion of each partnership is in the best interests of its limited partners. The primary advantages of the Conversion of your partnership include:

o   the ability to purchase and redeem shares daily
o   the reduced minimum purchase amounts
o   the ability to exchange shares of one fund for the other
o the ability to exchange fund shares for shares of certain money market funds of the Trust
o   the ability to transfer fund shares
o   the daily valuation of fund assets and fund net asset value

                                  RISK FACTORS

This section summarizes the principal risks of investing in a partnership or fund. For further information regarding the funds' principal investment risks, please see "Risk/Return Summary" and "Investment Objectives, Strategies and Risks" in Part I of Appendix A.

GENERAL INVESTMENT RELATED RISKS

There is no guarantee that a partnership or fund will achieve its investment objectives. The value of a partnership's or fund's investments will fluctuate as the stock market fluctuates. There is also the risk that a partnership's or fund's investment adviser may make poor investment selections. A partnership or fund may also not perform as well as other investment vehicles that have similar investment objectives and strategies. An investment in a partnership or a fund is not by itself a complete or balanced investment program. Investing in equity securities of companies with different market capitalizations may be important for an investor seeking a diversified portfolio, particularly for a long-term investor able to tolerate short-term fluctuations in a partnership's interest value or a fund's net asset value. The market capitalization of a company is the value of the company's common stock in the stock market.

Because each fund and partnership invest in stocks that the Adviser believes have growth potential ("Growth Stocks"), there is a risk that the companies will not continue to grow at certain expected rates thus causing the value of the stock to decline. There is also the risk that the market will not recognize the growth potential of the stock. A decline in investor demand for Growth Stocks may also adversely affect the value of these securities.

SPECIFIC SMALL COMPANY INVESTMENT RELATED RISKS

Because investing in small companies can have more risk than investing in larger, more established companies, an investment in Emerging Growth Partnership or BIA Small-Cap Growth Fund may have the following additional risks:

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

     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks;
     o Analysts and other investors typically follow these companies less actively;
     o    Information about these companies is not always readily available; and
     o Many of the companies are traded in the over-the-counter markets or on regional securities exchanges making them thinly traded and more volatile.

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. As a result, an investment in Emerging Growth Partnership and BIA Small-Cap Growth Fund may exhibit a higher degree of volatility than the market.

YEAR 2000 RISK

Certain computer systems may not process date-related information properly on and after January 1, 2000. The Adviser is addressing this matter for the partnerships' and funds' systems. The funds' other service providers have informed the funds that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the partnerships and funds or the companies in which the partnerships and funds invest and, therefore, could lower the value of your Partnership Interests or fund shares.

REGULATORY RELATED RISKS

The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") and its securities are registered under the Securities Act of 1933, as amended ("Securities Act"). These laws require the Trust and the funds to comply with certain restrictions and regulations. The purpose of these regulations is to help protect investors.

Conversely, neither partnership is registered under the 1940 Act in reliance on an exception provided by Section 3(c)(1) of the 1940 Act. Partnership Interests are also not registered under the Securities Act in reliance on Section 4(2) and Regulation D of the Securities Act. Consequently, the partnerships are subject to less federal and state regulation and supervision than the funds. Although the investment restrictions and other protections applicable to the funds may protect investors, they may also prevent the funds from pursuing investment opportunities that are available to the partnerships.

LIQUIDITY RELATED RISKS

An investment in a partnership is less liquid than an investment in a fund. Fund shares are redeemable on any Business Day at their next-determined net asset value after receipt of a redemption order in proper form. Partnership Interests are not transferable. Accordingly, there is no secondary market for them. Also, you may only withdraw part or all of the capital from your partnership capital account as of the last Business Day of the month and upon proper notice. A

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

partnership's relative illiquidity may prevent you from capitalizing on market upswings and from protecting your investment assets during market declines.

TAX RELATED RISKS

          Unlike your investment in a partnership, you may not deduct currently your share of net losses incurred by a fund. In addition, if you are not a U.S. citizen or resident and are not otherwise engaged in a trade or business in the United States (as defined by the Code), you are generally not subject to U.S. withholding tax on your share of a partnership's realized capital gains. As such a non-U.S. citizen or resident, you will be subject to withholding tax at a 30% rate on fund distributions that are attributable to short-term (but not long-term) capital gain.

An Exchange will not occur unless the partnership and fund participating in the Exchange receive an opinion from Wilmer, Cutler & Pickering, counsel to the partnerships, stating that the Exchange will be a tax-free transaction to the partnerships, the funds, and the Participating Partners. Counsel will render this opinion based on certain assumptions and on representations made by the partnership and the fund. The opinio will not be binding on the Internal Revenue Service ("IRS") or the courts.

The Conversion of a partnership will have other tax consequences that may affect its limited partners. These include:

* If a partnership must liquidate investments to redeem the interests of dissenting limited partners as contemplated by Proposal 1, the sales may result in additional taxable income to the partners.

* Limited partners may have a holding period with respect to the fund shares they receive in the Conversion that is shorter than their holding period in their partnership interests. As a result, a higher tax rate may apply to certain redemptions of fund shares within the year following the Conversion;

* The Conversion could cause limited partners that are not calendar year taxpayers to pay taxes on their share of the partnership's income before those taxes would otherwise be due.

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

                                 THE CONVERSION

The Conversion of each partnership will take place under an Agreement and Plan of Reorganization (the "Plan"). This section summarizes the important terms of the Plan. For further details, please refer to a copy of the Plan attached as Appendix B.

Under the Plan, Emerging Growth Partnership will transfer substantially all of its assets to BIA Small-Cap Growth Fund, and Growth Equity Partnership will transfer substantially all of its assets to BIA Growth Equity Fund. In exchange for their assets, Emerging Growth Partnership will receive substantially all of the shares of BIA Small-Cap Growth Fund, and Growth Equity Partnership will receive substantially all of the shares of BIA Growth Equity Fund (the "Exchange").

Immediately after the Exchange, Participating Partners of Emerging Growth Partnership will receive shares of beneficial interest in BIA Small-Cap Growth Fund and the Participating Partners of Growth Equity Partnership will receive shares of beneficial interest in BIA Growth Equity Fund in proportion to their positive capital accounts. You must be a limited partner of record in a partnership as of the Valuation Date to participate in the Share Distribution. To calculate the number of shares you will receive in a partnership Exchange, the general partner will divide the value of your positive capital account as of the Valuation Date by the sum of all Participating Partners' capital accounts and multiply that quotient by the total number of fund shares received by the partnership.

The limited partners of that partnership must consent to both proposals described below in order for the partnership to participate in the Exchange. Prior to the Exchange, each partnership must obtain an opinion of counsel discussing the tax consequences of the Exchange to the partnerships and the funds.

The general partner and the Trust propose to consummate the Exchange on or about June __, 1999. The Exchange may, however, be delayed for regulatory or other reasons.

Before the Exchange, each fund will issue one share at $10.00 per share to Forum Fund Services, LLC ("FFS") or to one of its affiliates. FFS is the distributor of each Fund. FFS or its affiliate will vote its share to approve the Investment Advisory Agreement between the Trust and the Adviser. This Agreement will designate the Adviser as a fund's investment adviser effective immediately after consummation of the corresponding partnership's Exchange.

Upon completion of the Exchange and the Share Distribution, the Participating Partners will own substantially all of the shares of


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

a fund. Participating Partners may purchase additional fund shares as soon as practicable after the Conversion. The Adviser does not anticipate offering shares of the funds to the general public immediately after Conversion.


                                  THE PROPOSALS

In order to complete the Conversion, the general partner is soliciting the consent of the limited partners of each partnership to the matters described below. You should consider the proposals as they apply to your partnership.

Proposal 1 amends the Partnership Agreements to (1) expressly authorize the general partner, subject to limited partner approval, to effect the Conversion and (2) permit dissenting limited partners to redeem their Partnership Interests prior to the Exchange.

Assuming approval of Proposal 1, Proposal 2 authorizes the general partner to effect the Conversion.

PROPOSAL 1:       AMENDMENTS TO THE PARTNERSHIP AGREEMENT OF EACH PARTNERSHIP

For each Partnership, Proposal 1 authorizes the general partner to make the following amendments to the Partnership Agreement:

1.) Amendment of Article I to add the following definition of "Mutual Fund" between the definitions of "Minimum Investment" and "Partner":

         Mutual Fund: A registered open-end management investment company or a series of a registered open-end investment company that is classified as a corporation for federal income tax purposes and is intended to qualify as a regulated investment company under section 851 of the Code.

2.) Amendment of Section 5.2B(iii) to insert at the beginning of that Section the phrase "except as otherwise expressly provided in this Agreement,".

3.) Amendment of Section 8.6C to delete the language which reads ", and any Partner entitled to any interest in the assets distributed shall receive his interest as a tenant-in-common with all other partners so entitled".

4.)      Amendment of Section 10.1 to add the following Section 10.1(vi) to read as follows:

     (vi) The  conversion  of the Fund into a Mutual  Fund as provided in
          Section 10.6.

5.)  Addition of the following Section 10.6:

     Section 10.6      Conversion into a Mutual Fund

     A. Upon Consent of the Investors, the General Partner shall have the power to convert the Fund into a Mutual Fund by transferring substantially all of the assets of the Fund to the Mutual Fund in exchange for shares of beneficial interest in such Mutual Fund, dissolving the Fund, and immediately thereafter distributing the Mutual Fund shares to the Partners in accordance with the provisions of Section 8.5B.

     B. In connection with a conversion of the Fund into a Mutual Fund described in Section 10.6A, the General Partner shall provide each Investor that does not consent to the conversion an opportunity to redeem its entire Interest in the Fund on the terms set forth in
          Section 7.3B(iv) as of the day immediately preceding the date on which the conversion transaction occurs if such Investor makes a written request therefore that is received by the Fund at least two days prior to the conversion.

     C. The day immediately preceding the date on which the conversion of the Fund into a Mutual Fund occurs shall be treated as the Valuation Date, regardless of whether such day is the last day of a Calendar Month, and any portion of a Calendar Month ending on that day shall be treated as a Calendar Month.

PROPOSAL 2:       AUTHORIZATION TO CONVERT THE PARTNERSHIP TO A MUTUAL FUND

Proposal 2 authorizes the general partner to (1) convert BIA Emerging Growth Partnership into BIA Small-Cap Growth Fund pursuant to the Partnership Agreement of BIA Emerging Growth Partnership as amended by Proposal 1 and (2) convert BIA Growth Equity Partnership into BIA Growth Equity Fund pursuant to the Partnership Agreement of BIA Growth Equity Partnership as amended by Proposal 1.

The general partner intends to consent to the Conversions. The limited partners of a partnership must approve both proposals for that partnership's Conversion to occur. If a partnership's limited partners do not approve both proposals, the general partner will determine what further action to take, if any.

                   THE PARTNERSHIPS, THE FUNDS AND THE TRUST

The partnerships are Maryland limited partnerships. Emerging Growth Partnership commenced investment operations in 1995 and Equity Growth Partnership commenced investment operations in 1996. The general partner is responsible for the day-to-day management of each partnership. Each partnership seeks high total return by investing primarily in equity securities. The Adviser provides investment advisory services to each partnership.

The funds are separate series of the Trust. Appendix A provides further details regarding the funds including information on their investment objectives, principal investment strategies, fees, risks, management, and distribution arrangements.

The Trust filed additional information about the funds and the Conversions with the Securities and Exchange Commission as a separate statement of additional information dated June __, 1999 (the "Statement") that is incorporated by reference in this Proxy/Prospectus. You may obtain the Statement without charge by calling or writing to: Forum Fund Services, LLC, Two Portland Square, Portland, ME 04101, (XXX) XXX-XXXX.

The Trust is subject to certain informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. You may inspect and copy proxy material, reports, proxy and information statements and other information filed by the Trust at the public reference facilities maintained by the Commission in Washington, D.C., and at certain of its Regional Offices. Those Regional Offices include: (1) Northeast Region Office, 7 World Trade Center, suite 1300, New York, NY 10048; (2) Southeast Region Office, 1401 Brickell Avenue, suite 200, Miami, FL 33131; (3) Midwest Region Office, 500 West Madison Street, suite 1400, Chicago, IL 60661;
(4) Central Region Office, 1801 California Street, suite 4800, Denver, CO 80202; and (5) Pacific Region Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036. In addition, for a prescribed fee, you may obtain copies of such materials from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                             SECURITIES TO BE ISSUED

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series ("Series"). The Board may also, without shareholder approval, divide the Series into two or more classes of shares ("Classes"). The funds will become new Series of the Trust, effective June 1, 1999. Each fund initially will offer only one Class. The Trust and each Series will continue indefinitely until terminated.

Each share of each Series and each Class has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Each Series or Class bears its own expenses related to its distribution of shares (and other expenses such as transfer agency, shareholder service and administration expenses). Generally, shares will be voted separately by individual Series except if (1) the 1940 Act requires shares to be voted in the aggregate and not by individual Series (2) the 1940 Act requires a Class vote; and (3) when the Board determines that the matter affects more than one Series and all affected Series must vote.

Delaware law does not require the Trust to hold annual meetings of shareholders, and generally, the Trust will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing 10% or more of the Trust's (or Series') outstanding shares may, under the Trust Instrument, call meetings of the Trust (or Series) for any purpose related to the Trust (or Series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

There are no conversion or preemptive rights in connection with shares of the Trust. All shares are fully paid and non-assessable. A shareholder of a Series will receive a pro rata share of all distributions arising from that Series' assets and, upon redeeming shares, will receive the portion of the Series' net assets represented by the redeemed shares.

For further information regarding the Funds and the Trust, please see "Other Information-Organization" in Part I of Appendix A and "Other Matters" in Part II of Appendix A.

                    COMPARISON OF THE PARTNERSHIPS AND THE FUNDS

This section compares the partnerships and the funds. For further information regarding the funds, see Appendix A to this Proxy/Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

The Adviser intends to manage each Fund in substantially the same way as it manages the corresponding Partnership.

Emerging Growth Partnership seeks to provide high total return by investing primarily in the equity securities of emerging growth companies. BIA Small-Cap Growth Fund will seek to provide high total return by investing primarily in small domestic companies. Emerging growth companies and small domestic companies are those companies whose market capitalization is between $25 million and $1 billion at the time of investment.

Growth Equity Partnership seeks to provide high total return by investing primarily in equity securities of growth and relatively mature companies experiencing an acceleration in earnings and cash flow growth. BIA Growth Equity Fund will seek to provide high total return by primarily investing in domestic growth companies and relatively mature companies experiencing an acceleration in earnings and cash flow growth.

Although each fund and its corresponding partnership share similar investment objectives and principal investment strategies, certain secondary investment techniques and certain investment restrictions differ. The following is a summary of the material differences between the funds' and the partnerships' secondary investment techniques and investment restrictions:

o Unlike a partnership, a fund may not purchase a security if, as a result of the purchase, (1) the fund would hold securities of a single issuer equal to more than 5% of its total assets or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This limitation only applies to 75% of fund's total assets. The limitation does not apply to the purchase of U.S. Government securities or securities of an investment company. Each partnership may invest up to 20% of its assets in the equity securities of one issuer, but, although not required to do so, each partnership has a diversified investment portfolio.

o Unlike a partnership, a fund may not purchase a security if, as a result of the purchase, the fund would hold more than 25% of its total assets in securities of issuers conducting their principal business activities in the same industry. Each partnership may concentrate its portfolio in the securities of issuers conducting their principal business activities in the same industry.

o Unlike a partnership, a fund may not invest more than 15% of its assets in illiquid securities, including repurchase agreements and other securities not entitling the fund to payment of principal within seven days. Although a partnership may purchase certain illiquid securities without limitation, a partnership may not purchase "restricted securities" as defined by Rule 144 under the 1934 Act.

o Unlike a partnership, a fund may borrow money from a bank up to 33 1/3% of its total assets but a fund may not purchase securities on margin from a broker-dealer. A partnership may not borrow money from a bank but Growth Equity Partnership may purchase securities on margin from a broker-dealer.

o Unlike a partnership, a fund may lend portfolio securities to brokers, dealers, and other financial institutions.

o Unlike Emerging Growth Fund, BIA Small-Cap Growth Fund may invest in certain options and furtures. Growth Equity Partnership and BIA Growth Equity Fund may also invest in certain options and futures. Although the funds and Growth Equity Partnership have no current intentions to invest in options and futures contracts, they may do so in the future.

PURCHASE PROCEDURES

THE PARTNERSHIPS

You may purchase Partnership Interests if you are a qualified investor and a customer or affiliate of the Adviser. Affiliates of or immediate family members of the Adviser's customers or affiliates may also purchase Partnership Interests. Generally, you may purchase Partnership Interests directly from the Partnership on the first day of every month. The minimum initial investment in a Partnership is $250,000. You may make additional capital contributions to a Partnership upon permission of the General Partner.

THE FUNDS

Although the funds will initially only be offered to Participating Partners for investment, the Adviser anticipates that the general public may purchase fund shares in the future. You may purchase fund shares directly from the fund or through certain brokers and financial institutions. The minimum initial investment in a Fund is $5,000 ($2,000 for IRAs). You may purchase additional shares in $100 increments. A transfer agent processes all transactions in a fund. You may purchase Fund shares without a sales charge on any Business Day at the net asset value next-determined after the transfer agent receives your order in proper form.

REDEMPTION AND EXCHANGE PROCEDURES

THE PARTNERSHIPS

A limited partner may request the withdrawal of all or part of its positive capital account in a partnership on a monthly basis. Generally, withdrawal requests become effective on the last day of the month if a written request for withdrawal is received by the partnership at least 10 days prior to that date.

Partial withdrawal requests must be in an amount of $20,000 or more. Generally, a limited partner may not make a partial withdrawal if such withdrawal would cause the balance in the partner's capital account to fall below $250,000. Under certain circumstances, the general partner may refuse to accept a request for partial withdrawal. Payment of a partial or total withdrawal is made as soon as practicable after they become effective.

Partnership Interests do not have exchange privileges. In other words, you may not exchange your Partnership Interests for interests in another investment vehicle.

THE FUNDS

You may redeem fund shares at their net asset value next-determined following receipt of a redemption order in proper form by the transfer agent on any Business Day. There is no minimum redemption requirement nor is there a limit on the frequency of redemptions. Normally, redemption proceeds are paid immediately and, in any event, within seven days, following receipt of a redemption order by a Fund's transfer agent.

You may exchange your shares of either fund for shares of the other. You may also exchange your fund shares for Investor shares of the Trust's money market funds.

DISTRIBUTION

THE PARTNERSHIPS

The general partner has the sole authority to determine whether a partnership will make a distribution and if so, the amount of that distribution, the timing of that distribution and whether it will be in cash or in kind.

THE FUNDS

A fund distributes its net investment income annually and its realized capital gain at least annually. Normally, a fund reinvests distributions in additional shares of the fund unless a shareholder elects to receive distributions in cash.

Reinvested distributions of net investment income and net capital gain are reinvested at the fund's net asset value per share as of the last day of the period for which the distributions are paid. Reinvested distributions of net capital gain will be reinvested at the net asset value per share of the fund on the payment date for that distribution.

Distributions of net investment income or capital gain are income for federal income tax purposes regardless of whether the distribution is paid in cash or reinvested in additional shares of a fund.

FEDERAL INCOME TAX STATUS

THE PARTNERSHIPS

Each partnership intends to qualify each fiscal year as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"). A partnership is not subject to federal income taxes. The partners must, however, report their share of each item of the partnership's income, gains, losses, deductions and credits on their individual federal income tax returns, whether or not actual distributions are made. Partners report these items for their tax year in which the fiscal year of the partnership ends. In other words, income or loss of a partnership for the partnership's fiscal year ending December 31, 1998, must be reported by partners in their tax returns for fiscal year 1998.

Based on their investment objectives, the partnerships should be considered investors rather than a dealer or trader in securities for federal income tax purposes. Accordingly, each partnership's securities should be treated as capital assets, and purchases and sales of these securities produce capital gains or losses. Generally, each partnership passes on any capital gains or losses to its partners. Each partnership allocates realized capital gains and losses to each partner on a monthly basis. The method employed by each partnership to allocate such gains and losses is that (1) the capital accounts of the partners are revalued monthly to reflect the then-fair market value of the assets of the partnrship; (2) unrealized gains and losses are allocated to separate accounts maintained for each partner in accordance with the partner's Percentage Interest (a partner's percentage interest in the partnership) for the month; (3) the limited partners' Percentage Interests are adjusted monthly to reflect admissions of additional pertners, redemptions, and withdrawals; and (4) realized gains are allocated to the partners in accordance with their unrealized gain accounts while realized losses are allocated to the partners in accordance with their loss accounts in the month of disposition. Any balance is allocated based on the Percentage Interests of the partners.

If a gain or loss results from an investment in a security held for less than a year, that gain or loss is taxable as a short-term capital gain or loss. If a gain or loss results from an investment in a security held for a year or more, it will be taxed as a long-term capital gain or loss.

A partnership's cash distribution will generally not cause a recognized tax gain or loss to a partner. It will, however, reduce a partner's tax basis in its interest in the partnership. A partner will generally incur a capital gain or loss upon the sale of an interest in a partnership, assuming that the partnership interest is held as a capital asset.

Limited Partners that are not U.S. citizens or residents and are not otherwise considered to be engaged in a trade or business in the United States under the Code generally are not subject to withholding tax in their share of the partnership's realized gains, regardless of whether those capital gains are short-term or long-term capital gains.

THE FUNDS

Each fund intends to qualify each fiscal year to be taxed as a regulated investment company (a "RIC") under the Code. As a RIC, a fund generally will not be liable for federal income taxes on the net investment income and capital gain distributed to its shareholders. Each fund intends to distribute all of its net income and net capital gains each year. Accordingly, neither fund should be subject to federal income and excise taxes.

A fund's distributions of net income (or short-term capital gain) are taxable to shareholders as ordinary income. A fund's distributions of long-term capital gain are taxable to shareholders as long-term capital gain. Fund distributions are taxable to shareholders even if they are invested in additional shares. A fund will send its shareholders information about the income tax status of distributions paid during the year after the close of the year.

Distributions reduce the net asset value of the funds' shares by the amount of the distribution. A distribution made shortly after the purchase of shares, although in effect a return of capital, will be taxable as described above.

Capital gain or loss may result when you sell or exchange your shares. The amount of this gain or loss is the difference between the amount paid for the shares and the value of the shares upon redemption. If you hold fund shares for six months or less and during that period receive a distribution of net long-term capital gains, any loss realized on the sale of your shares during that six-month period would be deemed a long-term capital loss to the extent of the distribution. Unlike a limited partner of a partnerhsip, fund shareholders may not currently deduct their share of a fund's net losses.

Fund shareholders that are not U.S. citizens or residents and that are not considered to be engaged in a U.S. trade or business under the Code generally will be subject to withholding tax at a 30% rate on distributions of the fund's net income, which include short-term capital gains. This rate may be reduced under an applicable income tax treaty. Long-term capital gains distributions by a fund benerally will not be subject to withholding tax for such shareholders.

RIGHTS OF HOLDERS

THE PARTNERSHIPS

The Partnership Agreement for each partnership and the Maryland Revised Uniform Limited Partnership Act ("Partnership Act") determine the rights of the limited partners. The general partner is exclusively responsible for the management of each partnership and has full authority to manage the partnership's affairs within the framework established by the Partnership Agreement and by the Partnership Act. In general, the limited partners may not participate in the management of a partnership and they have very limited voting rights.

THE FUNDS

Each fund is a series of the Trust, a Delaware business trust. The Trust's Trust Instrument and Delaware trust law describe the rights of a fund's shareholders. In addition, because the Trust is registered under the 1940 Act, a fund's shareholders will have certain rights granted under the federal securities laws.

Under the Trust Instrument, shareholders of a fund will have the power to approve the Trust's Board of Trustees (the "Trustees"), to remove Trustees, and to approve advisory contracts. The Trustees also may not change the investment objective or fundamental policy of a fund without shareholder approval.

ADVISORY AND MANAGEMENT RELATIONSHIPS

The Conversion of a partnership will not substantially affect the day-to-day portfolio management of the partnership's assets. The Adviser to each partnership will serve as investment adviser to the funds. Further, the portfolio manager of Emerging Growth Partnership will serve as the portfolio manager of BIA Small-Cap Growth Fund and the portfolio managers of Growth Equity Partnership will serve as the portfolio managers for BIA Growth Equity Fund. In terms of overall management, however, the funds are different from the partnerships.

THE PARTNERSHIP

The  general  partner  exclusively   controls  the  overall  management  of  the
partnerships.

THE FUNDS

The Trust's Board makes the key policy decisions for each fund. For example, the Board, in its discretion, may terminate the advisory contract with a fund's investment adviser. Moreover, as the Trust is a registered open-end management investment company, its management is subject to greater federal regulation than is the general partner of the partnerships.

                         ADVANTAGES TO FUND SHAREHOLDERS

The general partner believes that Conversion of a partnership is in the best interests of the limited partners. In sum, shares of the funds are more liquid than Partnership Interests and investments in the funds are more flexible than investments in the partnerships for the following reasons:

(1) You may purchase fund shares on any Business Day while you may only purchase Partnership Interests upon consent of the general partner as of the first day of each month;
(2)  You  may   redeem  fund  shares  on  any  Business  Day  while  Partnership
     Interests  may be  redeemed  (by a  partner  making a  withdrawal  from its positive capital account) monthly, upon proper advance notice to the partnership;
(3) You may exchange shares of a fund for the other fund or for Investor Shares of the Trust's money market fund while your Partnership Interests have no
     exchange   privileges;
(4) Your fund shares are transferable while your Partnership Interests are nontransferable; and
(5) Each Fund calculates the value of its investments and its net asset value daily while partnerships calculate the value of their investments and the net asset value of Partnership Interests on a monthly basis.

                FEDERAL INCOME TAX CONSEQUENCES OF THE CONVERSION

An Exchange may not occur unless Wilmer, Cutler & Pickering, counsel to the partnerships, provides an opinion to the partnership and the Trust stating that the Exchange will be a tax-free transaction to the partnership, its correspinding fund and the limited partners for federal income tax purposes. The opinion is not binding on the IRS or the courts. The conclusions stated in the opinion will be based on certain facts, assumptions, and representations as well as current law and authorities. Any law or authorities relied on to support the opinion are subject to change and these changes may be retroactive.

If, during the Exchange, a partnership transfers debt securities to a fund that were purchased at a discount, such transfer could result in the recognition of income to the partnership in an amount equal to the accrued market discount on those securities as of the Exchange date. The partnerships do not expect to transfer any debt securities with accrued market discount.

The  following   summarizes   the  federal  income  tax   consequences   to  the
Participating Partners in an Exchange:

(1) The receipt of fund shares by a limited partner from a partnership will not cause taxable gain or loss to be recognized by the limited partner. Gain may be recognized if any cash actually distributed or deemed to be distributed in connection with the Exchange or the dissolution and liquidation of the partnership exceeds the limited partner's adjusted basis in its partnership interest (Code Section 731 (a)). A decrease in a limited partner's allocable share of partnership liabilities will be deemed to be a cash distribution.

(2) A limited partner's holding period with respect to fund shares it receives in the Conversion will include the partnership's holding period of such shares, but it will not include the partner's holding period with respect to such partner's partnership interest (Code Section 735(b)). As a result, a limited partner's holding period with respect to fund shares it receives in the Conversion may be shorter than the limited partner's holding period with respect to its partnership interest. If a limited partner experiences such a reduction in holding period and then redeems fund shares within the year following the Conversion, the limited partner could be taxed on gains from the redemption at a higher rate than if the Conversion had not occurred and the limited partner redeemed its partnership interest at the same point in time. This would be the case if the reduction in holding period caused gains to be treated as short-term rather than long-term capital gains.

(3) A limited partner's basis in a fund's shares will be equal to the limited partner's adjusted basis of its former partnership interest minus the amount of cash, if any, received or deemed received from the partnership in connection with the Exchange and the dissolution and liquidation of the partnership (Code Section 732(b)).

If a partnership must liquidate its investments to redeem the interests of dissenting limited partners prior to an Exchange as contemplated by Proposal 1, the sales may result in additional taxable income to the Participating Partners.

A dissenting limited partner that elects to redeem its Partnership Interest rather than participate in the Conversion will recognize gain or loss equal to the difference between the amount of cash received from a partnership and the partner's adjusted basis in its Partnership Interest. Such gain or loss will generally be capital gain or loss if the partner's Partnership Interest is held as a capital asset. The capital gain or loss will be long-term capital gain or loss if the partner has held the Partnership Interest for at least one year.

Finally, each limited partner must include in taxable income for its tax year its share of partnership income for any partnership tax year that ends with or within that limited partner's tax year. Because the partnership's current year will end when the partnership is liquidated, a limited partner that is not a calendar year taxpayer may have to pay taxes on partnership income sooner than otherwise required.

This section is based on the Code and applicable regulations in effect as of the date of this Prospectus/Proxy. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

This discussion is general in nature and is not intended as tax advice. The discussion does not address all aspects of federal income taxation that may be relevant to specific taxpayers and their particular circumstances. Limited partners should consult their own tax advisers regarding any personal tax issues relating to an Exchange, including federal, state, local and, if applicable, foreign tax consequences.

                                 CAPITALIZATION

The following tables show (1) the capitalization of each partnership and the fund into which it will convert as of December 31, 1998, each partnership's most recent fiscal year end; and (2) the pro forma combined capitalization of each partnership and fund:

EMERGING GROWTH PARTNERSHIP AND BIA SMALL-CAP EQUITY FUND

                         Fund              Pro Forma            Pro Forma       Pro Forma
Partnership          Initial Net           Combined              Shares           Fund
Net Assets              Assets            Net Assets           Outstanding        NAV/
(000's)                 (000's)             (000's)              (000's)          Share
-----------          ------------         ----------           -----------      ----------

$44,767                  $0                  $44,767               4,477         $10/share

GROWTH EQUITY PARTNERSHIP AND BIA GROWTH EQUITY FUND

                         Fund              Pro Forma            Pro Forma       Pro Forma
Partnership          Initial Net           Combined              Shares           Fund
Net Assets              Assets            Net Assets           Outstanding        NAV/
(000's)                 (000's)             (000's)              (000's)          Share
-----------          -----------          ----------           -----------      ----------

$9,041                   $0                   $9,041                904         $10/share

                                   FEE TABLES

The following tables describe the various fees and expenses that you will bear from an investment in a partnership or fund.

There are no transaction charges related to investments in either a fund or a partnership. The adviser charges its clients a maximum annualized asset based advisory fee of 1%. The Adviser will not include assets invested in the funds when calculating this fee. Operating expenses of the funds include advisory and other service fees while operating expenses of the partnerships include administration fees. Operating expenses are paid out of a fund's or partnership's assets. Operating expenses are included in a fund's share or a partnership's interest value.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM       BIA Small       Emerging Growth                      Growth Equity
YOUR INVESTMENT)                                Cap Growth        Partnership        BIA Growth       Partnership
                                                   Fund                             Equity Fund
                                            ------------------- ----------------- ----------------- ----------------
Maximum Sales Charge (Load) Imposed on
Purchases                                          None               None              None             None
Maximum Sales Charge (Load) Imposed on
Reinvested Distributions                           None               None              None             None
Maximum Deferred Sales Charge (Load)
                                                   None               None              None             None
     Redemption Fee                                None               None              None             None
     Exchange Fee                                  None               None              None             None
Maximum Account Fee                                None             1.00%(1)            None           1.00%(1)




ANNUAL FUND OPERATING EXPENSES (EXPENSES      BIA Small-Cap     Emerging Growth                      Growth Equity
THAT ARE DEDUCTED FROM FUND ASSETS)            Growth Fund        Partnership        BIA Growth       Partnership
                                                                                    Equity Fund
                                            ------------------- ----------------- ----------------- ----------------

     Advisory fees                                0.85%              0.00%             0.70%             0.00%
     Distribution (12b-1) fees                     None               None              None             None
     Other expenses                              0.40%(2)            0.30%            0.60%(1)           0.30%
     Total annual fund operating
      expenses                                   1.25%(3)            0.30%            1.30%(3)          0.30%.

     (1)  This is an asset based advisory fee.
     (2) Based on estimated amounts for the current fiscal year ending May 31, 2000.
     (3) The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses to the extent that total annual fund expenses exceed 1.25% or 1.00% of the net assets of BIA Small-Cap Growth Fund and BIA Growth Equity Fund, respectively.

The following is a hypothetical example intended to help you compare the cost of investing in the funds to the cost of investing in the partnerships. This example assumes that you invest $10,000 and have a 5% annual rate of return. For investments in a partnership, the example also includes the maximum annualized 1.0% account based advisory fee and assumes no distributions and full withdrawal at the end of each period. In the case of investments in a fund, the example assumes reinvestment of all dividends and distributions, and full redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                        ------------------------- --------------------- ----------------------- -----------------------
                             BIA SMALL-CAP          EMERGING GROWTH           BIA GROWTH            EQUITY GROWTH
                              GROWTH FUND             PARTNERSHIP            EQUITY FUND             PARTNERSHIP
  --------------------- ------------------------- --------------------- ----------------------- -----------------------
  After 1 year                    $127                    $132                   $132                    $132
  --------------------- ------------------------- --------------------- ----------------------- -----------------------
  After 3 years                   $397                    $412                   $412                    $412
  --------------------- ------------------------- --------------------- ----------------------- -----------------------

                           EXPENSES OF THE CONVERSION

Each partnership and fund will pay its own expenses in connection with the Conversion.

This means that each partnership will pay all of the costs it incurs in connection with the Conversion, including the costs associated with soliciting the written consent of the limited partners to the amendments and to the Conversion. Each fund will pay certain expenses connected with the organization and start-up of the fund.


                               VOTING INFORMATION
VOTING PROCEDURE

The general partner is soliciting the written consent of each partnership's limited partners to (1) the amendments of that partnership's Partnership Agreements; and (2) the Conversion of that partnership.

In order to approve the amendments to a Partnership Agreement, the general partner must provide a written consent. The general partner must also obtain the written consent of the limited partners holding majority of the Percentage Interests in the partnership. The general partner intends to provide its written consent to the amendments and recommends that the limited partners approve the amendments.

In order to approve a Conversion on behalf of a partnership, the general partner must obtain the written consent of the limited partners holding a majority of the Percentage Interests in the partnership. The general partner recommends that the limited partners approve the Conversion of their partnership.

Each partnership's limited partners may vote on the amendments to their partnership's Partnership Agreement and upon their partnership's Conversion. The Conversion of each Partnership is independent of the other as is the Exchange, Share Distribution and Liquidation involving each Partnership. In other words, one partnership may convert to a mutual fund even though the other does not.

If the amendments and the Conversion are approved by the limited partners, the general partner will treat each limited partner as a Participating Partner. The general partner will permit a limited partner that does not consent to the Conversion to redeem its partnership interest on the business day immediately preceding the Exchange. Participating Partners of Emerging Growth Partnership will receive shares of BIA Small-Cap Growth Fund in the Conversion, while Participating Partners of Growth Equity Fund will receive shares of BIA Growth Equity Fund.

You may use the Consent Form enclosed with this Proxy/Prospectus (the "Consent Form") to vote on the amendments and on the Conversion. If you do not vote in favor of the amendments or the Conversion, you may also use the Consent Form to request the redemption of your Partnership Interest. You should complete the Consent Form by:

     (1) Indicating whether you approve, disapprove, or abstain from approving or disapproving the amendments by checking the appropriate box on the Consent Form
     (2) Indicating whether you approve, disapprove, or abstain from approving or disapproving the Conversion by checking the appropriate box on the Consent Form
     (3) Indicating, if you disapprove the amendments or the Conversion, whether you request the partnership to redeem your Partnership Interest as of the day preceding the Conversion;
     (4)  Signing and dating the Consent Form; and
     (5)  Returning it to the partnership in the enclosed postage-paid envelope.

You may vote on the amendments or the Conversion by returning an alternative written instrument ("Suitable Alternative") that:

     (1)  Identifies yourself as the limited partner;
     (2) Indicates your decision with respect to the amendments and the Conversion;
     (3) Indicates, if you disapprove the amendments or the Conversion, whether you request the partnership to redeem your Partnership Interest as of the day preceding the Conversion; and
     (4)  Is signed and dated by you.

To change a vote after returning a Consent Form or Suitable Alternative to a partnership, you must provide the partnership with a "Revocation Letter" that:

     (1)  Identifies yourself;
     (2) States that as a limited partner of a partnership, you revoke your prior decisions as set forth in the previously returned Consent Form or Suitable Alternative;
     (3) Indicates your approval, disapproval or abstention from approving or disapproving the amendments and the Conversion; and
     (4) Indicates, if you disapprove the amendments or the Conversion, whether you request the partnership to redeem your Partnership Interest as of the day preceding the Conversion.

The general partner must receive your Consent Form, Suitable Alternative or Revocation Letter on or before June __, 1999. If you do not return your Consent Form or Suitable Alternative by that date, the general partner will treat you as voting against the amendments and the Conversion.

                                OTHER INFORMATION

INTERESTED PERSONS

Mr. John Y. Keffer, as chairman and president of the Trust and controlling person of certain of the service providers of each Fund may have a material interest in the Conversion to the extent that the service providers receive for their services fees paid out of the assets of the fund.

LEGAL MATTERS

Wilmer, Cutler & Pickering is acting as counsel for each partnership and Seward & Kissel LLP is acting as counsel for the Trust.

Wilmer, Cutler & Pickering and Seward & Kissel LLP do not represent the partnerships' general partner, limited partners or the funds' shareholders regarding the Conversion or any related transaction.

                                   APPENDIX A

                                     PART I

                         INFORMATION REGARDING THE FUNDS

1.       RISK/RETURN SUMMARY

THE INVESTMENT GOAL OF EACH FUND - High total return

BIA SMALL-CAP GROWTH FUND
          CONCEPTS TO UNDERSTAND
          GROWTH COMPANIES are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices.
          MARKET CAPITALIZATION of a company is the value of the company's common stock in the stock market.]

PRINCIPAL   INVESTMENT  STRATEGY  The  Fund  invests  primarily  in  the  equity securities of small domestic growth companies that are attractively priced compared to their growth potential. Small companies are those companies whose MARKET CAPITALIZATION is between $25 million and $1 billion at the time of investment.

BIA GROWTH EQUITY FUND

PRINCIPAL   INVESTMENT  STRATEGY  The  Fund  invests  primarily  in  the  equity
securities  of  domestic  growth  companies  and  relatively   mature  companies
experiencing an acceleration in earnings and cash flow growth.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

You could lose money on your investment in a Fund, or the Fund could under perform other investments, if any of the following occur:

     o   The stock market goes down
     o   The stock market undervalues the stocks in the Funds' portfolios
     o Brown Investment Advisory & Trust Company's (the Adviser's) or portfolio manager's judgment as to the growth potential of a stock proves to be wrong

An investment in BIA Small-Cap Growth Fund may involve additional risk as the stock of smaller companies is typically more volatile than the stock of large companies.

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds may be appropriate for you if you:

     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal
     o Are willing to accept higher short-term risk for higher potential long-term returns

The Funds may NOT be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves

2.       FEE TABLES

The following tables describe the various gross fees and expenses that you will bear if you invest in a Fund.

Shareholder transaction expenses are charges you pay when buying, selling or exchanging shares of a Fund. Operating expenses, which include fees of the Adviser and shareholder services, are paid out of a Fund's assets and are factored into a Fund's share price rather than charged directly to shareholder accounts.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                Maximum Sales Charge (Load) Imposed on Purchases                       None
                Maximum Sales Charge (Load) Imposed on Reinvested                      None
           Distributions
                Maximum Deferred Sales Charge (Load)                                   None
                Redemption Fee                                                         None
                Exchange Fee                                                           None
           Maximum Account Fee                                                         $0(1)

          (1) If you hold an IRA account at the fund(s), you pay an annual $25 maintenance fee.


                                      A-2

           ANNUAL FUND  OPERATING  EXPENSES(1)  (EXPENSES THAT ARE DEDUCTED FROM
           FUND ASSETS)
           BIA SMALL-CAP GROWTH FUND
                Advisory fees                                                          0.85%
                Distribution (12b-1) fees                                              None
                Other expenses(2)                                                      0.40%
                Total annual fund operating expenses                                   1.25%
           BIA GROWTH EQUITY FUND
                Advisory fees                                                          0.70%
                Distribution (12b-1) fees                                              None
                Other expenses(2)                                                      0.60%
                Total annual fund operating expenses                                   1.30%

         (1) The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses to the extent that total annual fund expenses exceed 1.25% or 1.00% of the net assets of BIA Small-Cap Growth Fund and BIA Growth Equity Fund, respectively.
         (2) Based on estimated amounts for the current fiscal year ending May 31, 2000.

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain the same and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ------------------------ -----------------------
                                BIA SMALL-CAP             BIA GROWTH
                                 GROWTH FUND             EQUITY FUND
   ----------------------- ------------------------ -----------------------
   After 1 year                     $127                     $132
   ----------------------- ------------------------ -----------------------
   After 3 years                    $397                     $412
   ----------------------- ------------------------ -----------------------

3.       INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

BIA SMALL-CAP GROWTH FUND seeks to achieve high total return by primarily investing in equity securities.

BIA GROWTH EQUITY FUND seeks to achieve high total return by primarily investing in equity securities.

INVESTMENT STRATEGIES
         CONCEPT TO UNDERSTAND
         FUNDAMENTAL ANALYSIS is the analysis of a company's financial condition to forecast the future value of its stock price. This analysis includes a review of a company's balance sheet and income statement, asset history, earnings history, product or service development, and management productivity.

The Adviser relies on selecting individual stocks, and does not try to predict when the stock market might rise or fall. The Adviser uses in-house research and information obtained from other Wall Street investment firms to conduct analyses of prospective Fund investments. As part of this analysis, the Adviser may visit prospective companies, their suppliers and customers.

THE ADVISER'S PROCESSES

BIA SMALL-CAP GROWTH FUND
The Adviser starts by identifying a universe of small companies. From these companies, the Adviser selects those with a minimum annual growth rate of 20% and a MARKET CAPITALIZATION of $25 million to $1 billion. The Adviser then performs a FUNDAMENTAL ANALYSIS of these companies. The Adviser uses this data to identify companies that have:

     o    Large business opportunities relative to their size
     o    Proprietary products, services, or distribution systems
     o    Management plans that are easy to understand and to monitor
     o    Undervalued stock prices compared to growth potential

The Fund plans to invest in these companies early in their life cycle and to hold the investments for the long-term if they continue to satisfy the Fund's investment criteria.

BIA GROWTH EQUITY FUND
         CONCEPTS TO UNDERSTAND
         PRICE/EARNINGS RATIO is the price of a stock divided by the company's earnings per share.
         PRICE/SALES RATIO is the amount an investor is willing to pay for a dollar generated from a company's operations. DIVIDEND YIELD IS the percentage rate of return paid on common or preferred stock in dividends.

The Adviser starts by identifying a universe of superior companies. Superior companies are companies that have significant market opportunities or proprietary products, control of a particular market and sound business plans. From these companies, the Adviser uses in-house research and research from other Wall Street investment firms to identify growth and mature companies that are leaders or could be leaders in their markets based on the following criteria:

     o    Defined growth factors (product cycle, product or geographic mix)
     o    Financial capability to fund growth

     o    Changes in regulation, management, business cycle and business mix
     o    Industry consolidation

The Adviser then uses a range of investment techniques including PRICE/EARNINGS RATIOS, PRICE/SALES RATIOS, and DIVIDEND YIELDS to measure the potential downside risk of investment candidates and to isolate those companies whose stocks are fairly valued.

The Adviser sets a price target for each investment. That is, the Adviser sets a price at which a stock may be sold even though there has been no fundamental change in the investment. The Adviser constantly monitors the companies in the Funds' portfolios to determine if there have been any fundamental changes in the company that prompted the initial purchase of its stock. The Adviser may sell a stock if:

     o It subsequently fails to meet the Adviser's initial investment criteria
     o A more attractively priced stock is found or if funds are needed for other purposes
     o    It is oversized compared to other holdings

INVESTMENT RISKS

GENERALLY The value of a Fund's investments will fluctuate as the stock market fluctuates. An investment in each Fund is not by itself a complete or balanced investment program. Nevertheless, investing in equity securities with different capitalizations may be important for an investor seeking a diversified portfolio, particularly for a long-term investor able to tolerate short-term fluctuations in a Fund's net asset value.

Because the Funds invest in growth stocks there is a risk the stocks will not continue to grow at certain expected rates thus causing the value of the stock to decline. There is also the risk that the market will not recognize the growth potential of a stock. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

SPECIFIC SMALL COMPANY RISKS Because investing in small companies can have more risk than investing in larger, more established companies, an investment in BIA Small-Cap Growth Fund may have the following additional risks:

     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks
     o Analysts and other investors typically follow these companies less actively
     o    Information about these companies is not always readily available
     o Large portions of the securities are traded in the over-the-counter markets or on a regional securities exchange making them thinly traded and more volatile

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. As a result, the net asset value of the shares of BIA Small-Cap Growth Fund may exhibit a higher degree of volatility than the market.

YEAR 2000 Certain computer systems may not process date-related information properly on and after January 1, 2000. The Funds' Adviser is addressing this matter for their systems. The Funds' other service providers have informed the Funds that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Funds or the companies in which the Funds invest and, therefore, could lower the value of your shares.

INVESTMENT POLICIES

Under normal conditions, BIA Small-Cap Growth Fund will primarily invest in the equity securities of small companies while BIA Growth Equity Fund will primarily invest in the equity securities of large companies. Equity securities may include common and preferred stock, convertible securities and warrants. Common stock represents an equity or ownership interest in a company. Although this interest often gives the owner the right to vote on measures affecting the company's organization and operations, the Funds do not intend to exercise control over the management of companies in which each invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

         CONCEPTS TO UNDERSTAND
         PREFERRED STOCK is stock that has a preference over common stock to the company's dividends (and thus greater potential for income) and whose value generally fluctuates less than common stock. CONVERTIBLE SECURITY is a security such as preferred stock or bonds that may be converted into a specified number of shares of common stock. WARRANT is an option to purchase an equity security at a specified price at any time during the warrant's life.

In order to respond to adverse market, economic, political or other conditions, a Fund may assume a temporary defensive position and invest in prime commercial paper and other money investment objectives.

4.       MANAGEMENT

The Funds are two series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

Brown Investment Advisory & Trust Company, Furness House, 19 South Street, Baltimore, Maryland 21202, serves as investment adviser to each Fund. The Adviser is currently a privately owned company. Prior to June 1998, the Adviser operated as a subsidiary of Bankers Trust Company under the name of Alex. Brown Capital Advisory & Trust Company.

The Adviser and its predecessors have provided investment advisory and management services to clients for over five years. As of the date of this Prospectus, the Adviser has over $___ billion of assets under management. Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. For its services, the Adviser receives an advisory fee at an annual rate of 0.85% and 0.70% of the average daily net assets of BIA Small-Cap Growth Fund and BIA Growth Equity Fund, respectively.

PORTFOLIO MANAGERS

Frederick L. Meserve, Jr. is responsible for the day-to-day management of the BIA Small-Cap Growth Fund while Geoffrey R.B. Carey, CFA and Jane W. Korhonen, CFA are responsible for the day-to-day management of the BIA Growth Equity Fund. Each portfolio manager's business experience is as follows:

FREDERICK L. MESERVE, JR. Senior Portfolio Manager and head of the Emerging Growth Group of the Adviser since 1994. Prior thereto, Mr. Meserve was Managing Director of Alex. Brown & Sons Incorporated. Mr. Meserve has published a number of investment strategy reports on growth stocks. Mr. Meserve received a B.S.&E. degree from Princeton University in 1960 and an M.B.A. from Columbia Business School in 1962.

GEOFFREY R.B. CAREY, CFA Senior Portfolio Manager of the Adviser since 1996. Mr. Carey coordinates portfolio management activities for institutional and high net worth clients and co-manages BIA Growth Equity Fund. Prior to his association with the Adviser, Mr. Carey was a Principal of Alex. Brown & Sons Incorporated. Prior thereto, Mr. Carey was employed as a Portfolio Manager for J.P. Morgan Investment Management in Geneva, Switzerland. Mr. Carey received a B.A. degree from Washington & Lee University in 1984 and received an M.B.A. from the University of North Carolina in 1989.

JANE W. KORHONEN, CFA Senior Research Analyst of the Adviser since 1994. Ms. Korhonen covers U.S. large-cap technology and health care sectors and co-manages BIA Growth Equity Fund. Prior to her association with the Adviser, Ms. Korhonen was a principal of Alex. Brown & Sons Incorporated. Prior thereto, Ms. Korhonen was an Equity Group Manager for Howard Hughes Medical Institute. Ms. Korhonen received a B.A. degree from Denison University in 1979 and an M.B.A. from Northwestern's J.L. Kellogg Graduate School of Management in 1984.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide services to the Funds. As of March 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of the Trust in connection with the offering the Funds' shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Shareholder Services, LLC (Transfer Agent) is the Funds' transfer agent.

FUND EXPENSES

The Funds pay for all of their expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the various series of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Adviser has undertaken to waive its fees and assume certain expenses of each Fund in order to limit the Funds' expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% and 1.00% or less of the average daily net assets of BIA Small-Cap Growth Fund and BIA Growth Equity Fund, respectively.

5.       YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

Write to us at:
         Forum Shareholder Services, LLC
         Two Portland Square
         Portland, Maine 04101

Telephone us at:
         (800) ______-_______ (toll free)
         (207) ______-_______

Wire investments (or ACH payments) to us at:
         BankBoston
         Boston, MA
         ABA #011000390
         For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 541-54171
                  Re: (Name of Your Fund)
                  (Your Name goes on this line)
                  (Your Account Number goes on this line)
                  (Your Social Security number or tax identification number goes on this line)]

GENERAL INFORMATION

You pay no sales charge to purchase or sell (or redeem) shares of a Fund. You may purchase or sell Fund shares at the next share price (net asset value or NAV) calculated after a transaction is received in proper form by the Transfer Agent. For instance, if the Transfer Agent receives your purchase request in proper form after 4 p.m., your transaction will be priced at the next day's NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Funds reserve the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. These days are normally, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The time at which NAV is calculated may be changed in case of an emergency. A Fund's NAV is determined by dividing the value of the Fund's assets by the number of shares outstanding. A Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then a Fund values securities at estimated fair value.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your adviser, a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, payment by travelers checks is prohibited).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------
           Standard Minimums                               $5,000                     $100
           -------------------------------------- ------------------------- --------------------------
           Traditional and Roth IRA Accounts               $2,000                     $100
           -------------------------------------- ------------------------- --------------------------
           With Automatic Investment Plans                 $2,000                     $100
           -------------------------------------- ------------------------- --------------------------

ACCOUNT REQUIREMENTS

------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o  Instructions must be signed by all persons
Individual accounts are owned by one person,                    required to sign exactly as their names appear
as are sole proprietorship  accounts.  Joint accounts           on the account
can have two or more owners (tenants)

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o  Depending on state laws,  you can set up a
These  custodial  accounts  provide a way to give               custodial account under the Uniform Gift to
money to a child and obtain tax  benefits.  An                  Minors Act or the Uniform  Transfers to Minors Act
individual can give up to $10,000 a year per                 o  The trustee must sign  instructions in a manner
child without paying Federal gift  tax.                         indicating trustee capacity
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
CORPORATIONS AND PARTNERSHIPS                                o  For corporations, provide a corporate
                                                                resolution signed by an authorized person with
                                                                a signature guarantee
                                                             o  For partnerships, provide a certification for
                                                                a partnership agreement, or the pages from the
                                                                partnership agreement that identify the
                                                                general partners
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o  The trust must be established before an
                                                                account can be opened
                                                             o  Provide a certification for trust, or the
                                                                pages from the trust document that identify
                                                                the trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES

------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o         Call or write us for an account application        o     Fill out an investment slip from a
o         Complete the application                                 confirmation or statement or write us a letter
o         Mail us your application and a check               o     Write your account number on your check.
                                                             o     Mail us the slip (or your letter) and the check
BY WIRE
o         Call or write us for an account application        BY WIRE
o         Complete the application                           o     Call to notify us of your incoming wire
o         Call us                                            o     Instruct your bank to wire your money to us
o         You will be assigned an account number
o         Mail us your application                           BY AUTOMATIC INVESTMENT
o         Instruct your bank to wire your money to us        o     Call or write us for an "Automatic Investment
                                                                   Plan" form
BY ACH PAYMENT                                               o     Complete the form
o         Call or write us for an account application        o     Attach a voided check to your form
o         Complete the application                           o     Mail us the form
o         Call us
o         We will assigned you an account number
o         Mail us your application
o         Make an ACH payment
------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Funds within a calendar year).

CANCELED OR FAILED PAYMENTS The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Funds and their agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Redemption orders are processed promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
o   Your name(s) and signature(s)
o   Your account number
o   The Fund name
o   The dollar amount or number of shares you want to sell
o   How and where to send the redemption proceeds
o   Obtain a signature guarantee (if required)
o   Obtain other documentation (if required)
o   Mail us your request and documentation
BY WIRE
o   Wire redemptions are only available if:
o   You have elected wire redemption privileges AND
o   Your redemption is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") Or
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone redemptions are only available if you have elected telephone redemption privileges o Call us with your request
o   Provide the following information:
o   Your account number
o   Exact name(s) in which account is registered
o   Additional form of identification
o   Redemption proceeds will be:
o   Mailed to you Or
o   Wired to you (if you have elected wire redemption privileges - See "By
    Wire")

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
AUTOMATICALLY
o    Call or write us for an "Automatic Redemption" form
o    Attach a voided check to your form
o    Mail us your form

--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may only redeem your shares by telephone if you elect telephone redemption privileges on your account application or by completing a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may only redeem your shares by wire if you elect wire redemption privileges on your account application or by completing a separate form. The minimum amount that may be redeemed by wire is $5,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTIONS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name or address
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to automatic investment or redemption, distribution, telephone redemption or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs or accounts with an established automatic investment plan), a Fund may ask you to increase your balance. If the account value is still below $1,000 (or $500 in the case of IRAs or accounts with an established automatic investment plan) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Funds reserve the right to make a redemptions in kind. A Fund makes a redemption in kind when it pays redemption proceeds in portfolio securities rather than cash. A redemption in kind usually occurs if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of another Fund by telephone or in writing. You may also exchange Fund shares for Investor Shares of the Trust's money market funds. Because exchanges are treated as a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges.

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
o   Your name(s) and signature(s)
o   Your account number
o The names of the Funds from which you are exchanging and into which you are exchanging
o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Mail us your request and documentation
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY TELEPHONE
     o Telephone exchanges are only available if you have elected telephone redemption privileges
     o   Call us with your request
     o   Provide the following information:
         o   Your account number
         o   Exact name(s) in which account is registered
         o   Additional form of identification
--------------------------------------------------------------------------------


RETIREMENT ACCOUNTS

The Funds offer IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax advisers. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

6.       OTHER INFORMATION

DISTRIBUTIONS

The Funds distribute their net investment income annually and realized net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Funds' distributions of net income (or short-term capital gains) are taxable to you as ordinary income. The Funds' distributions of long-term capital gains are taxable to you as long-term capital gains. The Funds' distributions also may be subject to certain state and local taxes.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Funds will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust that is registered with the SEC as an open-end, management investment company (a "mutual fund"). The Funds are two series of the Trust. Shareholders' meetings are not anticipated except if required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

                                     PART II

                 CERTAIN ADDITIONAL INFORMATION ABOUT THE FUNDS


1.       GLOSSARY

As used in this SAI, the following terms have the meanings listed.

         "Adviser" means Brown Investment Advisory & Trust Company.

         "Board" means the Board of Trustees of the Trust.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the custodian of each Fund's assets.

         "FAdS" means Forum Administrative Services, LLC, the administrator of each Fund.

         "Fitch" means Fitch IBCA, Inc.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

         "FFS" means Forum Fund Services, LLC, the distributor of each Fund's shares.

         "Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

         "Moody's" means Moody's Investors Service.

         "NRSRO" means a nationally recognized statistical rating organization.

         "NAV" means net asset value per share.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent of each Fund.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS

Each Fund is a diversified series of the Trust. The following discussion supplements the disclosure in the Prospectus for each Fund's investment techniques, strategies and risks.

A.       EQUITY SECURITIES

1.       COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       WARRANTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4.       DEPOSITARY RECEIPTS

GENERAL. The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Funds invest in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.       SECURITY RATINGS INFORMATION

Each Fund's investments in preferred and fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund invests its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2" (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

C.       TEMPORARY DEFENSIVE POSITION

A Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a fund may invest include U.S. Government Securities, time deposits, bankers acceptances and certificates of deposit of depository institutions (such as banks), corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations often include the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

D.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

E.       FOREIGN SECURITIES

Each Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) and changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

F.       OPTIONS AND FUTURES

1.       GENERAL

A Fund may purchase or sell (write) put and call options to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. A Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by a Fund must be traded on an exchange or over-the-counter.

A Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. A Fund may also purchase or write put and call options on these futures contracts. Options and futures are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or option income strategy will achieve its intended result.

Currently, the Funds have no intention of investing in options or futures for purposes other than hedging. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. A Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid debt securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. A bond or stock index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       LIMITATIONS ON OPTIONS AND FUTURES TRANSACTIONS

A Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. A Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by a Fund would exceed 5% of the Fund's total assets as of the date the option is purchased.

A Fund may enter into futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5% of the Fund's total assets. In addition positions held by a Fund may not exceed 50% of its total assets.

1.       RISKS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invest; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

G.       BORROWING

1.       GENERAL

The Fund may borrow money in amounts up to 33 1/3 percent of the Fund's total assets for, among other things, the purchase of securities. When a Fund borrows money, it will set aside segregated assets to cover its obligations under the loan. The Fund will generally borrow money to increase its returns. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan, and secure a profit.

2.       RISKS

The use of borrowing involves special risks, including magnified capital losses. If a Fund buys securities with borrowed funds and the value of the securities declines, a Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. A Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transaction approaches the net return on a Fund's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on a Fund's investment portfolio, a Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by a Fund due to borrowing will depend on what percentage of the Fund's portfolio has been used as collateral for the loan. The greater the percentage borrowed, the greater potential of gain or loss to a Fund.

To help minimize the risks associated with borrowing, a Fund will set aside and maintain, in a segregated account, segregated assets. The account's value, which is marked to market daily, will be at least equal to the Fund's margin commitments.

H.       CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. A Fund operating under a Core and Gateway(R) structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway(R) structure if it would materially increase costs to a Fund's shareholders.

I.       OTHER INVESTMENTS

Although the Funds do not currently plan to invest in securities other than those referenced in the Prospectus and this SAI, they may invest in a variety of other investments. The Funds' Prospectus and/or SAI will be supplemented, as necessary, to include information regarding the employment of any additional investment strategies and their associated risks.

                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and the Fund's investment objective, cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each  Fund  has  adopted  the  following  investment   limitations,   which  are
fundamental policies of the Fund.

1.       ISSUANCE OF SENIOR SECURITIES

A Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act.

2.       BORROWING MONEY

A Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

3.       UNDERWRITING ACTIVITIES

A Fund may not underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4.       CONCENTRATION

A Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (i) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities or (ii) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

5.       PURCHASES AND SALES OF REAL ESTATE

A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

6.       PURCHASES AND SALES OF COMMODITIES

A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.       MAKING LOANS

A Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

8.       DIVERSIFICATION

A Fund is "diversified" as that term is defined in the 1940 Act. A Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

B.       NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

1.       SHORT SALES

A Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2.       PURCHASES ON MARGIN

A Fund may not purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3.       ILLIQUID SECURITIES

A Fund may not invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Funds may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

4.       BORROWING

A Fund may not purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

5.       OPTION CONTRACTS

A Fund may not invest in options contracts regulated by the CFTC except for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

A Fund (i) will not hedge more than 50% of its total assets by buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets, and (iii) will not buy call options with a value exceeding 5% of the Fund's total assets.

6.            EXERCISING CONTROL OF ISSUERS

A Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

7.       SECURITIES OF INVESTMENT COMPANIES

A Fund may invest in the securities of any investment company except to the extent permitted by the 1940 Act.

                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o        The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return.

1.       SEC YIELD

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Funds charge no sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
              a   =    dividends and interest earned during the period
              b   =    expenses accrued for the period (net of reimbursements)
              c   =    the average daily number of shares outstanding during the
                       period that were entitled to receive dividends
              d   =    the maximum offering price per share on the last day of
                       the period

2.       TOTAL RETURN CALCULATIONS

A Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Funds charge no sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P    =   a hypothetical initial payment of $1,000
                  T    =   average annual total return
                  N    =   number of years
                  ERV  =   ending  redeemable  value: ERV is the value, at the
                           end of the applicable  period,  of a hypothetical
                           $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         A Fund may quote unaveraged or cumulative total returns which reflect a Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT   =   period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                       SYSTEMATIC                    SHARE                    SHARES
               PERIOD                  INVESTMENT                    PRICE                   PURCHASED
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                       8.33
                  3                       $100                        $15                       6.67
                  4                       $100                        $20                       5.00
                  5                       $100                        $18                       5.56
                  6                       $100                        $16                       6.25
                                          ----                        ---                       ----
                           TOTAL                     AVERAGE                      TOTAL
                           INVESTED      $600        PRICE           $15.17       SHARES       41.81

In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

                                  4. MANAGEMENT

A.       TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

-------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                              PAST 5 YEARS
-------------------------------------------- -----------------------------------------------------------------------

-------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,Chairman & President         President,  Forum Financial Group, LLC (a mutual fund services holding
Born:  July 15, 1942                         company)
Two Portland Square                          President, Forum Fund Services, LLC. (Trust's underwriter)
Portland, Maine 04101                        Chairman & President*,  Core Trust (Delaware)  (registered  investment company)
-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Trustee, Core Trust (Delaware)
Department of Economics
University of California
Los Angeles, CA 90024
-------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing  company  for  small  and  medium  size  businesses  in New
27 Temple Street                             England)
Belmont, MA 02718                            Trustee, Core Trust (Delaware)
-------------------------------------------- -----------------------------------------------------------------------



                                      A-36




-------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                              PAST 5 YEARS
-------------------------------------------- -----------------------------------------------------------------------

-------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                   Partner-Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Partner-Winthrop, Stimson, Putnam & Roberts (law firm) from 1989-1995
40 West 57th Street                          Trustee, Core Trust (Delaware)
New York, NY 10019
-------------------------------------------- -----------------------------------------------------------------------
Mark D. Kaplan, Vice President               Director, Investments, Forum Financial Group, LLC since 1995
Born:  August 28, 1955                       Previously,  Managing  Director and Director of Research,  H.M. Payson
Two Portland Square                          & Co. (investment firm)
Portland, Maine 04101
-------------------------------------------- -----------------------------------------------------------------------
Stacey Hong, Treasurer                       Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966                          Treasurer, Core Trust (Delaware)
Two Portland Square
Portland, Maine 04101
-------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                   Assistant Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Vice   President/Associate   General   Counsel,   Smith   Barney  Inc.
Two Portland Square                          (brokerage firm) from 1993 through 1998
Portland, Maine 04101
-------------------------------------------- -----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary               Fund Administrator, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                         Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
-------------------------------------------- -----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees to paid to each Trustee by the Trust for the fiscal year ended May 31, 2000.

---------------------- ------------------- ---------------- --------------- --------------------------------
                       Compensation from      Benefits        Retirement     Total Compensation from Trust
Trustee                     Trust(1)                                              and Fund Complex(1)
---------------------- ------------------- ---------------- --------------- --------------------------------
John Y. Keffer
---------------------- ------------------- ---------------- --------------- --------------------------------
Costas Azariadis
---------------------- ------------------- ---------------- --------------- --------------------------------
James C. Cheng
---------------------- ------------------- ---------------- --------------- --------------------------------
J. Michael Parish
---------------------- ------------------- ---------------- --------------- --------------------------------

C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

2.       OWNERSHIP OF ADVISER

The Adviser is a fully owned subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. The Adviser is a trust company operating under the laws of Maryland.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in a Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust regarding a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. Forum Financial Group, LLC is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds.

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in a Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services,  FAdS receives a fee from a Fund at an annual rate as follows:
(1) 0.10% of the average daily net assets of the Fund for the first $100 million of Fund assets and (2) 0.075% of the average daily net assets of the Fund for remaining fund assets. FadS charges a minimum fee of $40,000 for its services. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FadS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing the Funds' financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $39,000 ($3,000 for preparation of tax returns) and certain surcharges based upon the number and type of a Fund's portfolio transactions and positions. The fee is accrued daily by the Funds and is paid monthly based on the transactions and positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FacS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FacS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives a fee from each Fund at an annual rate of $18,000 and $25 per shareholder account. The fee is accrued daily by the Funds and is paid monthly.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to a Fund on 60 days' written notice.

Under the agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

6.       INDEPENDENT AUDITORS

(Name of Independent Auditor), (Address of Independent Auditor), independent auditors, have been selected as auditors for each Fund. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Funds' tax returns.

                            5. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser in connection with the Funds. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser may do a transaction with a broker and pay a slightly higher commission than another might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

C.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

The Funds reserve the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value which is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is May 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is the excess of net long-term capital gains over short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of a Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

           C. CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by a Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by a Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of Section 1256 contracts.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       WITHHOLDING TAX

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from a Fund.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S.
citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.
                                8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Investors Bond Fund                                     Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                                      Austin Global Equity Fund
Investors High Grade Bond Fund                          Polaris Global Value Fund
Maine Municipal Bond Fund                               Investors Equity Fund
New Hampshire Bond Fund                                 Equity Index Fund
Daily Assets Government Fund(1)                         Small Company Opportunities Fund
Daily Assets Treasury Obligations Fund(1)               International Equities Fund
Daily Assets Cash Fund(1)                               Emerging Markets Fund
Daily Assets Government Obligations Fund(1)             Investors Growth Fund
Daily Assets Municipal Fund(1)                          BIA Small-Cap Growth Fund
Payson Value Fund                                       BIA Growth Equity Fund
Payson Balanced Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if:(1) the 1940 Act requires shares to be voted in the aggregrate and not by individual series and
(2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of May __, 1999, the officers and trustees of the Trust as a group owned less than 1% of the shares of each Fund.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of May __, 1999, and prior to the public offering of the Funds, Forum Financial Group, LLC, beneficially owned 100% of and may be deemed to control each Fund. It is unlikely, however, that Forum Financial Group, LLC, a limited liability company organized under the laws of Delaware, will continue to control each Fund. "Control" for these purpose is the ownership of 25% or more of a Fund's voting securities.

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

APPENDIX - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

4.       FITCH IBCA, INC.

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.
     o    High rates of return on funds employed.
     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                                   APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of ________________, 1999, by and among (1) Forum Funds (the "Trust"), a Delaware Business Trust with its principal place of business at Two Portland Square, Portland, Maine, on behalf of its series listed in the Acquiring Fund column below (each an "Acquiring Fund"); (2) BAT Commingled Fund Manager, Inc., a Maryland corporation with its principal place of business at 19 South Street, Baltimore, Maryland, (the "General Partner"); (3) BIA Emerging Growth Fund Limited Partnership, a Maryland limited partnership with its principal place of business at 19 South Street, Baltimore, Maryland; and (4) BIA Growth Equity Fund Limited Partnership with its principal place of business at 19 South Street, Baltimore, Maryland.

-------------------------------- -----------------------------------------------
Acquiring Fund                   Target LP
-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------
BIA Small-Cap Growth Fund        BIA Emerging Growth Fund Limited Partnership
-------------------------------- -----------------------------------------------
BIA Growth Equity Fund           BIA Equity Growth Fund Limited Partnership
-------------------------------- -----------------------------------------------

WHEREAS, The parties intend that each of BIA Emerging Growth Fund Limited Partnership and BIA Growth Equity Fund Limited Partnership (each a "Target LP") transfer substantially all of its assets to the Acquiring Fund set forth opposite the Target LP in the table above (the "Corresponding Acquiring Fund") as more fully discussed below:

WHEREAS, the plan of exchange for each Target LP and its Corresponding Acquiring Fund consists of: (1) the transfer of substantially all of the assets of the Target LP to its Corresponding Acquiring Fund in exchange solely for substantially all (and in all events over 80%) of the shares of beneficial interest (no par value per share) of the Corresponding Acquiring Fund (the "Exchange"); (2) the distribution of shares of the Corresponding Acquiring Fund by the Target LP to the general and limited partners (each a "Partner," collectively the "Partners") of the Target LP in proportion to the Partners' Positive Capital Accounts pursuant to the Target LP's amended and restated LimitedPartnership Agreement(the "Share Distribution"); and (3) the liquidation of the Target LP (the "Liquidation"); and

WHEREAS, the parties intend that each Target LP's and Corresponding Acquiring Fund's Exchange, Share Distribution and Liquidation (collectively, a "Reorganization") be independent of and not contingent upon the other Target LP's and Corresponding Acquiring Fund's Reorganization; and

WHEREAS, each exchange is intended to qualify under section 351 of the Internal Revenue Code of 1986, as amended (the "Code");

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the receipt and sufficiency of which are hereby acknowledged, the parties hereto covenant and agree as follows:

1.       TRANSFER

The  parties   agree  to  take  the   following   steps  with  respect  to  each
Reorganization:

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target LP agrees to transfer to its Corresponding Acquiring Fund substantially all of the Target LP's assets as set forth in section 1.2. In exchange, and as set forth in section 1.2, the Coresponding Acquiring Fund agrees to deliver that number of its full and fractional shares to the Target LP as computed in the manner set forth in section 2.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

1.2 The Target LP's assets to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Target LP and any deferred or prepaid expenses shown on the balance sheet of the Target LP prepared as of the Valuation Date (as defined in section

2.1) in accordance with generally accepted accounting principles ("GAAP") applied consistently with the Target LP's most recent audited balance sheet dated December 31, 1998, except for cash and cash equivalents retained by the Target LP in an amount estimated by it to be sufficient to discharge in full all its liabilities, including the expenses of its liquidation (the "Expense Reserve") and any assets which the Acquiring Fund is not permitted to acquire by law or pursuant to its investment objectives (the "Retained Assets"). Any assets retained by a Target LP, after paying or providing for the payment of all its liabilities, shall be distributed by the Target LP or its agents to its Partners of record as of the Valuation Date pursuant to Sections 8.5B of the Target LP's Partnership Agreement (as defined in section 4.1(a)).

1.3 The Target LP will pay or cause to be paid to its Corresponding Acquiring Fund any interest or dividends received on or after the Closing with respect to securities transferred to the Acquiring Fund hereunder. The Target LP will transfer to its Corresponding Acquiring Fund any distributions, rights, stock dividends or other securities received by the Target LP after the Closing as distributions on or with respect to the securities transferred, which shall be deemed included in the Assets and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Date. Notwithstanding the foregoing, the Acquiring Fund shall not be entitled to receive any interest or dividends or other distributions on securities not transferred to the Acquiring Fund hereunder.

1.4 Immediately after the transfer of Assets in exchange for the shares of the Acquiring Fund provided for in section 1.1 (the "Distribution Time"), the Target LP will dissolve and distribute to the Partners of record, determined as of the Valuation Date (the "Participating Partners"), pro rata in the proportion that each Partner's Capital Account (as defined in the Target LP's organizational documents) bears to the aggregate Capital Accounts of all Partners, the shares of the Acquiring Fund received by the Target LP pursuant to section 1.1. Such distribution (the "Distribution") will be accomplished by the transfer of the Acquiring Fund shares then credited to the account of the Target LP on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Participating Partners. The aggregate net asset value of shares of the Acquiring Fund to be so credited to the Participating Partners shall be equal to the aggregate net asset value at the Valuation Date of the Assets of the Target LP, which shall be transferred to the Acquiring Fund pursuant to section 1.1. The Assets of the Target LP and the shares of the Acquiring Fund will be valued pursuant to the Trust's Valuation Procedures which are attached to this Agreement as Appendix A. The Acquiring Fund will not issue certificates representing shares of the Acquiring Fund in connection with the Exchange.

1.5 Ownership of shares of th Acquiring Fund will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus.

1.6 The General Partner will wind up and liquidate the Target LP after the Distribution. As soon as is reasonably practicable after the Distribution, but not until payment by the Target LP of all the Target LP's liabilities, the Target LP shall be completely liquidated and its Certificate of Cancellation shall be filed with the State of Maryland. The Target LP shall not conduct any business on and after the Closing Date except in connection with its dissolution, liquidation, and termination.

1.7 Any reporting responsibility of the Target LP including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, any federal, state or local tax authorities, or any other relevant regulatory authority, is and shall remain the responsibility of the Target LP.

1.8 All books and records of the Target LP shall be available to its Corresponding Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. All such books and records shall be available to the Target LP thereafter until the Target LP is completely liquidated and has filed its Certificate of Cancellation with the State of Maryland.

1.9 The Acquiring Fund shall not be obligated to assume any liabilities (absolute or contingent) of the Target LP other than liabilities related to the purchase of securities on behalf of the Target LP.

2.       VALUATION

The Acquiring Fund and the Target LP to a Reorganization shall value assets and liabilites as follows:

2.1 The value of the Assets, of the Expense Reserve, and of the Retained Assets of the Target LP shall be computed as of the close of regular trading on the New York Stock Exchange (normally, 4:00 P.M., Eastern time) on the business day immediately preceding the Closing and after the payment of any distributions (including distributions in redemption of the partnership interests ("Partnership Interests") of Partners that elect such treatment) or other amounts by the Target LP (such time and date, the "Valuation Date")pursuant to the Trust Valuation Procedures.

2.2 The net asset value of a share of the Acquiring Fund shall be determined by that Acquiring Fund in the manner described in the Acquiring Fund's then-current prospectus prior to the Closing Date.

2.3 The number of the shares of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for the Assets of the Target LP shall be determined by dividing the value of the Assets, determined pursuant to section 2.1, by the net asset value of one share of the Acquiring Fund determined pursuant to section 2.2.

3.       CLOSING AND CLOSING DATE

The Acquiring Fund and Target LP to a Reorganization shall conduct the Closing of each Reorganization as follows:

3.1 The Closing of the Reorganization shall be on or about 8:00 A.M., Eastern time, on June __, 1999, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 12:00 A.M., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of the Acquiring Fund or at such other place and time as the parties shall mutually agree.

3.2 The Target LP shall deliver to the Acquiring Fund on the Closing Date a schedule of Assets, a schedule of Retained Assets, and a schedule of assets in the Expense Reserve.

3.3 Brown Investment Advisory & Trust Company (the "Partnership Custodian"), as custodian for the Target LP, shall deliver at the Closing a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to Forum Trust, LLC (the "Fund Custodian"), custodian for the Acquiring Fund, prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Target LP's portfolio securities represented by a certificate or other written instrument shall be presented by the Partnership Custodian to the Fund Custodian for examination no later than five business days preceding the Closing Date and those portfolio securities comprising the Assets shall be transferred and delivered as of the Closing Date by the Target LP for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Target LP's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the Fund Custodian. The cash to be transferred by the Target LP shall be delivered by wire transfer of Federal Funds on the Closing Date.

3.4 The Target LP shall deliver at the Closing a certificate executed by the General Partner stating that the Target LP's records contain the names and addresses of the Participating Partners and the percentage ownership to 5 decimal places that each Partner's Capital Account bears to the Capital Accounts of all Participating Partners as of the Valuation Date immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date to the Target LP or provide evidence satisfactory to the General Partner that such shares of the Acquiring Fund have been credited to the Target LP's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.5 In the event that immediately prior to the Valuation Date (i) the New York Stock Exchange or another primary trading market for portfolio securities of the Target LP shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the General Partner, or the board of trustees of the Trust, or both, accurate appraisal of the value of the net assets of the Target LP is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

With respect to each Reorganization:

4.1 The General Partner and the Target LP severally, not jointly, represent and warrant to the Acquiring Fund as of the date of this Agreement and as of Closing, unless otherwise stated below, that:

          (a) The Target LP is a limited partnership duly organized and validly existing under the laws of the State of Maryland and has the power under the Partnership's and Restated Agreement of Limited Partnership (the "Partnership Agreement") to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) BAT Commingled Fund Manager, Inc. is the general partner of the Target LP;

          (c) The General Partner has approved this Agreement and the transactions contemplated by it hereunder, including the Exchange, and the subsequent dissolution, winding up and liquidation of the Target LP;

          (d) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target LP of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended, (the "1933 Act"), the Securities Exchange Act of 1934, as amended, (the "1934 Act") and the 1940 Act, or state securities laws;

          (e) The Target LP is not, and the execution, delivery and performance of this Agreement by the Target LP will not result, in violation of the laws of the State of Maryland, or of the Partnership Agreement, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target LP is a party or by which it is bound; and the execution, delivery and performance of this Agreement by the General Partner and the Target LP will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target LP is a party or by which it is bound;

          (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the General Partner's or to the Target LP's knowledge threatened against the General Partner, the Target LP, or any properties or assets held by the Target LP. Neither the General

          Partner nor the Target LP knows of any facts which it reasonably believes are likely to form the basis for the institution of such proceedings which would materially and aversely affect their respective busineses and neither is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (g) There are no contracts outstanding to which the Target LP is a party, other than those that have been disclosed to the Acquiring Fund or those that would not have a material impact on the Acquiring Fund's right to the Assets;

          (h) The Statement of Assets and Liabilities of the Target LP for the fiscal year ended December 31, 1998 have been audited by Wolpoff & Company, LLP, independent certified public accountants in accordance with GAAP consistently applied, and such statement (a copy of which has been furnished to the Acquiring Fund) presents fairly, in all material respects, the financial position of the Target LP as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target LP required to be reflected on the balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (i) Since December 31, 1998, there has not been any material adverse change in the Target LP's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business. For purposes of this subsection, a decline in net value of an interest in the Target LP due to declines in market values of securities in the Target LP's portfolio, the discharge of the Target LP's liabilities, or the partial or complete withdrawal of a Partner shall not constitute a material adverse change;

          (j) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target LP required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Target LP's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (k) Partnership Interests in the Target LP, as they appear on the Partnership's books as of the Valuation Date, (i) are, and on the Closing Date will be, duly authorized, duly and validly issued and fully paid; and (ii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Target LP, as provided in section 3.4. The Target LP does not have outstanding any options, warrants or other rights to subscribe for or to purchase any Partnership Interests nor is there outstanding any security convertible into any Partnership Interests;

          (l) At the Closing Date, the Target LP will have good and marketable title to the Assets, which are to be transferred to the Acquiring Fund pursuant to section 1.1, and full right, power, and authority to sell, assign, transfer and deliver the Assets hereunder free of any liens, encumbrances, security interests, or other transfer restrictions except those liens, encumbrances, security interests, or other transfer restrictions as to which the Acquiring Fund has received notice of and agreed to prior to the Closing or those liens, encumbrances, security interests, or other transfer restrictions created by the Acquiring Fund, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions which the Acquiring Fund has received notice of and agreed to prior to the Closing and except for restrictions created under applicable state and federal law;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the General Partner, and subject to appropriate amendment of the Partnership Agreement and the written consent, pursuant to a Partnership Agreement as amended of the limited partners holding at least a majority of of the Percentage Interests (as defined in the Target LP's Partnership Agreement), this Agreement will constitute a valid and binding obligation of a Partnership, enforceable pursuant to its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. The General Partner shall use its reasonable best efforts to obtain that written consent from the limited partners of the Target LP to appropriate Partnership Agreement amendments and to the transaction, contemplated by this Agreement;

          (n) The information to be furnished by the Target LP or the General Partner to the Acquiring Fund for use in the Registration Statement, (as defined in section 5.6), shall be true, accurate and complete in all material respects and shall not omit to state any material fact necessary in order to make the information not misleading based on the knowledge of the Target LP and General Partner after reasonable due inquiry;

          (o) The Registration Statement, as it relates to a Partnerships or the General Partner will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading based on the knowledge of the General Partners and the Target LP after reasonable due inquiry;

          (p) The Assets of the Target LP will satisfy the 50-percent and 25-percent tests of Code sections 851(b)(3)(A) and 851(b)(3)(B) at the time of the Exchange.

4.2 The Trust and the Acquiring Fund, jointly and severally, represent and warrant to the General Partner and the Target LP, as of the date of this Agreement and Closing, unless otherwise stated below, that:

           (a) The Trust is a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

           (b) The Trust, which is organized as a "series mutual fund," is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

           (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act, and such as may be required by state securities laws;

           (d) The Acquiring Fund is not, and the execution, delivery, and performance of this Agreement by the Acquiring Fund will not result in violation of Delaware law or of the Acquiring Fund's Declaration of Trust, as amended, or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Trust's or Acquiring Fund's knowledge threatened against the Trust, the Acquiring Fund or any properties or assets held by the Acquiring Fund. Neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (g) The Acquiring Fund does not have outstanding any options, warrants, preemptive rights, or other rights to subscribe for or purchase any shares of the Acquiring Fund nor is there outstanding any security convertible into any shares of the Acquiring Fund;

          (h) The shares of the Acquiring Fund to be issued and delivered to the Target LP pursuant to the terms of this Agreement, and all other issued and outstanding shares of the Acquiring Fund, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding shares of the Acquiring Fund, and will be fully paid and non-assessable;

          (i) At the Closing Date, the Acquiring Fund will have good and marketable title to the Assets, free of any liens, encumbrances, security interests, or other transfer restrictions, except those liens, encumbrances, security interests, or other transfer restrictions, which the Target LP has received notice of and agreed to prior to the Closing;

          (j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Fund and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable pursuant to its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (k) The information to be furnished by the Acquiring Fund for use in advertisements, applications for orders, registration statements, annual reports, proxy materials, or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated herein, shall be true, accurate and complete in all material respects, shall comply in all material respects with federal securities and other laws and regulations applicable thereto, and shall not omit to state any material fact necessary in order to make the information not misleading based on the knowledge of the Acquiring Fund and the Trust after reasonable due inquiry;

          (l) The Registration Statement will, as it relates to the Acquiring Fund and the Trust, on the effective date of the Registration
          Statement and on the Closing Date: (i) conform in all material respects to applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations of the Commission thereunder; (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading based on the knowledge of the Acquiring Fund and the Trust after reasonable due inquiry; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Registration Statement made in reasonable reliance upon and in conformity with information that was furnished or should have been furnished by the Target LP or the General Partner for use therein; and

          (m) For its first taxable year, which includes the date of the Exchange, the Acquiring Fund will elect and qualify to be treated as a "regulated investment company" under subchapter M of the Code as in effect on the date of the Exchange and the Acquiring Fund intends, for that taxable year, to compute its federal income tax under Code section 852. If the subchapter M is materially amended after the date of the Exchange, the Acquiring Fund will use its best efforts to qualify as a regulated investment company under subchapter M, as amended.

5.       COVENANTS OF THE ACQUIRING FUNDS AND THE TARGET LPS

With respect to each Reorganization:

5.1 The General Partner and the Target LP covenant to operate the Target LP's business in the ordinary course between the date hereof and the Closing Date, it being understood that:(i) such ordinary course of business will include such changes as are contemplated by the Target LP's normal operations and preparing for its dissolution, liquidation, and termination; and (ii) notwithstanding the foregoing, the Target LP shall retain exclusive control of the composition of its Assets until the Closing Date.

5.2 The General Partner and the Target LP covenant that upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Target LP's books and records necessary to maintain current knowledge of the Target LP and to ensure that the representations and warranties made by the Target LP are accurate. The Acquiring Fund, the Trust and their agents and representatives agree to keep any information provided by the General Partner or Target LP confidential and not to disclose the information prior to Closing.

5.3 The General Partner and the Target LP covenant that shares of the Acquiring Fund to be issued hereunder are not being acquired by the Target LP for the purpose of making any distribution thereof other than pursuant to the terms of its Partnership Agreement and this Agreement.

5.4 The General Partner and the Target LP covenant that they will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Partnership Interests.

5.5 Subject to the provisions of this Agreement, the Acquiring Fund, the General Partner, and the Target LP, each covenant that it will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 The Acquiring Fund covenants to prepare its Registration Statement on Form N-14 (the "Registration Statement") in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations promulgated thereunder by the Commission, in connection with the consideration by the Partners of the transactions contemplated herein. The Acquiring Fund covenants to file the Registration Statement with the Commission. The General Partner and the Target LP covenant to provide the Acquiring Fund with information reasonably necessary for the preparation of the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act, and the 1940 Act.

5.7 The General Partner and the Target LP covenant that they will, from time to time, as and when reasonably requested by the Acquiring Fund execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.8 The General Partner and the Target LP covenant to use all reasonable efforts to obtain approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act, and such of the state securities laws and the laws of the State of Maryland, as it deems appropriate to consummate the transactions contemplated herein, which approvals include the written consent of the Limited Partners holding at least a majority of the Percentage Interests in the Target LP, as specified in the Partnership Agreement.

5.9 The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940
Act, and such of the state securities laws, as it deems appropriate to consummate the transactions contemplated herein and to continue its operations after the Closing Date as a regulated investment company under the Code, including having a registration statement on Form N-1A (the "N-1A") effective at the Closing Date that covers the continuous public offering of shares of the Acquiring Fund; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

5.10 An Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Target LP, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the General Partner or the Target LP may reasonably deem necessary or desirable in order to vest and confirm to the Target LP title to and possession of all Acquiring Fund shares to be transferred to the Target LP pursuant to this Agreement.

5.11 The Target LP covenants to make a distribution, pursuant to section 1.4, at the Distribution Time to the Participating Partners of the Target LP consisting of the shares of the Acquiring Fund received at the Closing.

5.12 The Acquiring Fund, the General Partner and the Target LP each covenant that it shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.13 Before the Closing, the Acquiring Fund covenants to issue to Forum Fund Services, LLC (the "Sponsor"), or an affiliate thereof, one share in echange for a contribution of $10. The Acquiring Fund shall not have any other issued and outstanding shares as of the Closing.

6.        CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTNERSHIPS

With respect to the Reorganization, the obligations of the Target LP to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of its obligations hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Trust, with respect to the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and based on the knowledge of the Target LP and the General Partner after reasonable inquiry, there shall be no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against the Target LP, the Acquiring Fund or their advisers, directors, trustees or officers arising out of this Agreement.

6.2 The Acquiring Fund shall have delivered to the Target LP on the Closing Date a certificate executed in its name by the President or Vice President of the Trust, in a form reasonably satisfactory to the Target LP and dated as of the Closing Date, to the effect that the representations and warranties of the Trust with respect to the Acquiring Fund made in this Agreement are materially true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target LP shall reasonably request;

6.3 The Target LP shall have received on the Closing Date an opinion of Seward & Kissel LLP, counsel to the Trust, in a form reasonably satisfactory to the Target LP, and dated as of the Closing Date, to the effect that: (i) the Trust has been duly formed and is a validly existing Delaware business trust in good standing; (ii) the Acquiring Fund has the power to carry on its business as presently conducted pursuant to the description thereof in the Trust's registration statement under the 1940 Act; (iii) this Agreement has been duly authorized, executed and delivered by the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable pursuant to its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (iv) the execution and delivery of this Agreement did not, and the exchange of substantially all of the Target LP's assets for shares of the Acquiring Fund pursuant to this Agreement will not, violate the Acquiring Fund's Declaration of Trust, as amended; (v) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the State of Delaware for the exchange of substantially all of the Corresponding Target LP's assets for shares of the Acquiring Fund pursuant to this Agreement have been obtained or made; (vi) the Registration Statement (except as to the financial statements and schedules contained therein) complies as to form in all material respects with the requirements of the 1933 Act and the 1934 Act, and with the rules and regulations of the Commission thereunder; and (vii) the Registration Statement (except as to the financial statements and schedules contained therein), as to the Acquiring Fund, to the knowledge of counsel based upon representations made by the Trust and the Acquiring Fund or obtained in the due course of counsel's engagement, and without having made an independent investigation thereof, does not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein not misleading;

6.4 The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date; and

6.5 Before the Closing, the Acquiring Fund shall have issued to the Sponsor or an affiliate thereof, one share in exchange for a contribution of $10 and Sponsor or its affiliate, as the sole shareholder in the Acquiring Fund, shall have approved the Investment Advisory Agreement between the Acquiring Fund and the Adviser to become effective immediately following the Closing.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

With respect to a Reorganization, the obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target LP of its obligations hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the General Partner, with respect to the Target LP, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be no pending or threatened litigation brought by any person (other than the Target LP or any of its affiliates) against the Target LP, or the Acquiring Fund, its advisers, directors, trustees or officers, arising out of this Agreement;

7.2 The Target LP shall have delivered to the Acquiring Fund a statement of the Target LP's assets and liabilities as of the Valuation Date, certified by the General Partner, including a list of securities owned by the Target LP with their respective tax costs and values determined as provided in section 2 above, all as of the Valuation Date;

7.3 The Target LP shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its General Partner, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the General Partner with respect to the Target LP made in this Agreement are materially true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4 The Acquiring Fund shall have received on the Closing Date an opinion of Wilmer, Cutler & Pickering, counsel to the Target LP, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that: (i) the Target LP has been duly formed and is a validly existing Maryland limited partnership; (ii) the Target LP has the power to carry on its business as presently conducted pursuant to the description thereof in the Partnership Agreement; (iii) the Agreement has been duly authorized, executed and delivered by the General Partner, on behalf of the Target LP, and constitutes a valid and legally binding obligation of the Target LP, enforceable pursuant to its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (iv) the execution and delivery of the Agreement did not, and the exchange of substantially all of the Target LP's assets for shares of the Acquiring Fund pursuant to the Agreement will not, violate the Partnership Agreement; and (v) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Target LP under the federal laws of the United States or the laws of the state of Maryland for the exchange of substantially all of the Target LP's assets for shares of the Acquiring Fund pursuant to this Agreement have been obtained or made.

7.5 The Target LP shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target LP on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE PARTNERSHIPS

If any of the conditions set forth below have not been met on or before the Closing Date with respect to a Reorganization, the Acquiring Fund or Target LP, where applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the written consent of the General Partner and the Limited Partners of the Corresponding Target LP holding at least a majority of the Percentage Interests , pursuant to the Partnership Agreement, applicable laws of the state of Maryland, and applicable federal securities laws. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target LP may waive the conditions set forth in this section 8.1;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending or to either party's knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target LP to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target LP, provided that either party hereto may for itself waive any of such conditions;

8.4 Each of the N-1A and the Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5 The parties shall have received an opinion of Wilmer, Cutler & Pickering addressed to the Target LP and Acquiring Fund substantially to the effect that, based upon certain facts, assumptions and representations, the Exchange contemplated by this Agreement constitutes a tax free exchange for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Wilmer, Cutler & Pickering of representations it shall request of the Target LP and of the Acquiring Fund.

9.       INDEMNIFICATION

With respect to each Reorganization:

9.1 The Acquiring Fund and the Trust agree, jointly and severally, to indemnify and hold harmless the Target LP, each of the Partners, and the Partnership's employees, from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable court costs, but excluding any indirect, consequential, or special damages) to which the Target LP or any of its Partners or employees may become subject, insofar as any such loss, claim, damage, liability, or expense arises out of or is based on (i) any breach or misrepresentation by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement; or (ii) the negligent or reckless acts or omissions or willful misfeasance of the Acquiring Fund in connection with this Agreement.

9.2 The General Partner and the Target LP severally, not jointly, agree to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's trustees, officers or employees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable court costs, but excluding any indirect, consequential, or special damages) to which the Acquiring Fund or any of its trustees, officers, or employees may become subject, insofar as any such loss, claim, damage, liability, or expense arises out of or is based on:(i) any breach by the

General Partner or the Target LP of any of their representations, warranties, covenants or agreements set forth in this Agreement; or (ii) the negligent or reckless acts or omissions or willful misfeasance of the General Partner and the Target LP in connection with this Agreement.

10.      FEES AND EXPENSES

10.1 Each of the Trust and the General Partner represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2 Each party will pay its own expenses incurred in connection with the Exchange.

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Acquiring Funds, the General Partner and the Target LPs agree that no party has made any representation, warranty or covenant not set forth herein and this Agreement constitutes the entire agreement between the parties.

11.2 Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive indefinitely and the obligations of each of the Trust, the Acquiring Funds, the General Partner and the Target LPs in Sections 9.1 and 9.2 shall survive the Closing for three years thereafter.

12.      TERMINATION

This Agreement may be terminated and the transactions contemplated herein may be abandoned, with respect to a Reorganization, by a party to that Reorganization by: (i) mutual agreement of the parties; or (ii) by a party if the Closing shall not have occurred on or before June 30, 1999, unless such date is extended by mutual agreement of the parties; or (iii) by a party if another party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void with respect to a Reorganization and there shall be no liability hereunder on the part of any party or their respective trustees, or officers, as the case may be, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.      WAIVER

Except as otherwise expressly provided herein, at any time prior to the Closing Date, any party may (i) extend the time for the performance of the obligations or other acts of the other; (ii) waive any inaccuracy in the representations of the other; and (iii) waive compliance by the other with any of the agreements or conditions set forth herein. Any such extension or waiver must be in writing.

14.      AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, that following approval by the Limited Partners of a Target LP pursuant to section
5.8 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Corresponding Acquiring Fund to be issued to the Participating Partners of that Target LP under this Agreement to the detriment of those Participating Partners without their further approval.

15.      NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement (a "Notice") shall be in writing and may be delivered to the parties by hand, Federal Express or similar express courier, facsimile, prepaid registered mail, certified mail, return receipt requested. Any notice, report, statement or demand delivered by hand, facsimile, or Federal Express or similar express courier shall be deemed duly given on the date delivered. Any notice, report, statement or demand delivered by mail in a manner described above shall be deemed duly given on the third day after being mailed.

Any Notice to the Target LP shall be to 19 South Street, Baltimore, Maryland 21202 with a copy to Wilmer, Cutler & Pickering, 100 Light Street, Baltimore, MD 21202, Attention: John B. Watkins, Esq. Any Notice to the Acquiring Funds shall be sent to, Two Portland Square, Portland, ME 04101, Attention: Secretary.

Any Notice to the Target LP or Acquiring Funds may also be sent to any other address that the Target LPs or the Acquiring Funds shall have last designated by duly given notice to the other parties to the Agreement.

16.      HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Funds and the Limited Partners of the Target LPs and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4 This Agreement shall be governed by, and construed and enforced in accordance with, the laws of state of New York, without regard to its principles of conflicts of laws.

16.5 The trustees of the Trust and the shareholders of each series of the Trust shall not be liable for any obligations of the Trust or the Acquiring Funds under this Agreement, and the General Partner and the Target LPs agree that, in asserting any rights or claims against the Trust or the Acquiring Funds under this Agreement, they shall look only to the assets and property of the Acquiring Funds in settlement of such rights or claims, and not to the trustees of the Trust, the shareholders of the series of the Trust, or the other series of the Trust.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives, all as of the ___ day of _________________ , 1999.


Forum Funds
on behalf of BIA Small-Cap Growth Fund and BIA Growth Equity Fund

By:      ___________________________
Name:    ___________________________
Title:   ___________________________

BIA Emerging Growth Fund Limited Partnership and BIA
Growth Equity Fund Limited Partnership

By:      ___________________________
Name:    ___________________________
Title:   ___________________________


BAT Commingled Fund Manager, Inc.

By:      ___________________________
Name:    ___________________________
Title:   ___________________________

                                  ATTACHMENT A

                                   FORUM FUNDS
                    PORTFOLIO SECURITIES VALUATION PROCEDURES

                                December 18, 1995

SECTION 1.  INTRODUCTION

In accordance with Rule 22c-1 under the Investment Company Act of 1940 (the "Act"), each separate non-money market series ("Fund") of Forum Funds (the "Trust") is required to calculate its net asset value per share ("NAV") on each Business Day (as defined in the prospectus relating to the Fund) as of the close of the New York Stock Exchange, currently 4:00 p.m., Eastern time ("Valuation Time"). These Procedures, including the delegation of certain responsibilities, are adopted in order to ensure that the Funds calculate NAV on a timely and accurate basis.

The Trust has established a valuation committee ("Committee") consisting of certain Trustees appointed by the Board of Trustees ("Board"). The Committee is responsible for, among other things, determining and monitoring the value of the Funds' assets. As fund accountant, Forum Accounting Services, LLC ("FAcS") receives or computes the value of each investment security and other asset held by the Funds and computes the NAV for each Fund by dividing the value of the Fund's assets (less any liabilities) by the total interests of the Fund outstanding. To determine the value of each asset of a Fund, FAcS shall value the Funds' securities and perform certain other calculations in accordance with these Procedures and as directed by the Committee and the investment adviser (and any investment sub-adviser) to the Fund (with respect to each Fund, the "Adviser").

SECTION 2.  VALUATION STANDARDS

(A)      PORTFOLIO INVESTMENTS.

         (i) Portfolio investments (including foreign currencies, options, futures contracts, swaps, collars, floors and other contracts relating to securities) ("securities") for which market quotations are readily available are to be valued at current market value as of the Valuation Time in accordance with these Procedures.

         (ii) Portfolio securities for which market quotations are not readily available are to be valued at fair value as determined by the Board or its delegate as of the Valuation Time in accordance with these Procedures ("Fair Value Determinations").

(B) OTHER ASSETS AND LIABILITIES. Other assets (such as receivables and capitalized start-up costs) and liabilities (such as payables and borrowings by a Fund) are to be valued at their book value absent a determination by the Board or the Committee to value them on another basis.

(C) LIQUIDITY. The Adviser is responsible on an ongoing basis for determining the liquidity of securities. The Trust has adopted Liquidity Procedures (Appendix A) which are to be read in conjunction with these Procedures. The Liquidity Procedures are applicable to money market series of the Trust as well as the Funds.

SECTION 3.  ORDINARY PRICING PROCEDURES

(A) EXCHANGE TRADED SECURITIES. Securities traded or dealt in upon one or more securities exchange (whether domestic or foreign and, for purposes of these Procedures, including the National Association of Securities Dealers' Automated Quotation System ("NASDAQ")) and not subject to restrictions against resale shall be valued:

         (i)  at the last quoted sales price or, in the absence of a sale,

         (ii) at the mean of the last bid and asked prices.

(B) NON-EXCHANGE TRADED SECURITIES. Securities not traded or dealt in upon any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and asked prices.

(C) OPTIONS AND FUTURES CONTRACTS.

         (i) Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued:

                  (A) at the last quoted sales price or, in the absence of a sale,

                  (B) at the mean of the last bid and asked prices.

         (ii) Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

(D) MONEY MARKET INSTRUMENTS. Notwithstanding anything to the contrary, money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate. Municipal daily or weekly variable rate demand instruments may be priced at par plus accrued interest.

(E) SECURITIES TRADED ON MORE THAN ONE EXCHANGE. If a security is traded or dealt in on more than one exchange, or on one or more exchange and in the over-the-counter market, quotations from the market in which the security is primarily traded shall be used.

(F) CURRENCIES AND RELATED ITEMS. The value of foreign currencies and of foreign securities whose value is calculated in a foreign currency shall be translated into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

(G) PRICING AGENTS. FAcS shall employ, at the Trust's expense, independent pricing agents of the type commonly used in the investment company industry, such as Interactive Data Corporation, Muller Data Corporation, Kenny Information Systems, Inc. and Merrill Lynch Pricing Service, to provide current market values. Debt securities may be valued at prices supplied by a Fund's pricing agents based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances valuations for a type of instrument should all be made through the same pricing agent.

(H) CURRENT MARKET VALUE REVIEW. If, in the judgment of the Adviser to a Fund, the value of a security as determined in accordance with this Section 3 does not represent the fair market value of the security for any reason, the Adviser shall so inform the Secretary or a Committee Member and a meeting of the Committee may be called to decide whether or not to make a Fair Value Determination. No Fair Value Determination shall be made without consideration of any readily available market quotations.

(I) ACCOUNTING REQUIREMENTS. Security purchases and sales shall be reflected no later than one Business Day after the trade. Expenses and income are to be accrued daily and dividend income is to be accrued as of the ex-dividend date.

SECTION 4.  FAIR VALUE DETERMINATIONS

(A)      SECURITIES SUBJECT TO FAIR VALUE DETERMINATIONS.

         Fair Value Determinations are required for the following securities:

         (i) Securities for which market quotations are insufficient or not readily available at the Valuation Time on a particular Business Day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source).

         (ii) Securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading.

         (iii) Securities determined to be illiquid in accordance with the Liquidity Procedures.

(B)      OBLIGATIONS OF THE ADVISERS.

         (I) IDENTIFICATION OF NEED FOR FAIR VALUE DETERMINATIONS. Prior to or upon purchasing a security, each Adviser:

                  (A)  shall   determine   the  nature  and   duration   of  any
                  restrictions on trading in the security and any rights acquired with the security and

                  (B) if applicable, shall inform FAcS and the Secretary or a Committee Member that the Adviser believes that there will be insufficient market quotations readily available such that a Fair Value Determination will have to be made.

         As soon as an Adviser believes that there are insufficient market quotations readily available such that a Fair Value Determination will have to be made with respect to a security that is priced (or otherwise would normally be priced) in accordance with Section 3 of these Procedures, it shall so inform FAcS and the Secretary or a Committee Member.

         (II) RECOMMENDATIONS FOR FAIR VALUE DETERMINATIONS. When a security for which an Adviser believes a Fair Value Determination will be required is purchased, the Adviser shall determine (and use as contemplated by Section 4(c)(i) below) a recommended method of valuing the security. As soon as the Adviser believes a Fair Value Determination is required for a security that is priced (or otherwise would normally be priced) in accordance with Section 3 of these Procedures (or as soon a Fair Value

         Determination is determined to be required by the Committee), the Adviser shall determine (and use as contemplated by Section 4(c)(i) below) a recommended method of valuing the security.

         (III) REVIEW OF VALUATION METHODOLOGY. For each security valued by Fair Value Determination, the Adviser shall monitor the continuing appropriateness of the valuation methodology used with respect to the security. In the event the Adviser believes that the valuation methodology no longer produces a fair value of the security, the Adviser shall immediately notify the Secretary or a Committee Member so that a meeting of the Committee may be called to consider appropriate action.

         (IV) QUARTERLY BOARD REPORTING. For each Fund, the Advisers shall provide the Board at each regularly scheduled meeting of the Board with the following information:

                  (A) any pricing overrides currently instituted by the Adviser (see Section 4(c)(i) below);

                  (B) a list of all securities that have been valued in accordance with a Fair Value Determination by the Committee;

                  (C) a list of all illiquid securities and restricted securities (including Rule 144A Securities) held by each Fund and the percentage of each Fund's portfolio represented by illiquid securities and restricted securities (see Section 5 of the Liquidity Procedures);

                  (D) a list of all  securities  presumed  illiquid  pursuant to
                  Section 2(d) of the Liquidity Procedures which have been determined to be liquid;

                  (E) a list of all sale prices for securities valued by Fair Value Determination; and

                  (F) such other information as the Committee or any Adviser deems relevant.

(C)      FAIR VALUATION DETERMINATION PROCEDURES.

         (I) INITIAL DETERMINATIONS BY ADVISER ("PRICE OVERRIDES"). In the event a Fund holds or acquires a security for which a Fair Value Determination is required, the Adviser is authorized to and shall determine the fair value of the security for a maximum of five Business Days. The Adviser shall transmit an "Adviser Manual Pricing Sheet" to FAcS (Appendix B) for each such determination. If at the end of the second Business Day a Fair Value Determination continues to be required for the security, the Adviser shall notify a member of the Committee or the Secretary of the need to call a Committee meeting. Thereafter, the Committee shall meet as soon as practicable to determine the appropriate method of valuing the security and, in any event, before the Valuation Time on the sixth Business Day.

(II) RECOMMENDATIONS TO COMMITTEE. At the meeting of the Committee called for the purpose of valuing a security, a representative of the Adviser familiar with the security shall describe to the Committee the nature of the security, the circumstances requiring a determination by the Committee and the Adviser's recommended methodology for determining the fair value of the security.

(D) STANDARDS FOR FAIR VALUE DETERMINATIONS. As a general principle, the "fair value" of a security is the amount that the Fund might reasonably expect to realize upon its current sale. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Adviser and the Committee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other Funds and the method used to price the security in those Funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security.

(E)      EFFECTIVENESS OF COMMITTEE DETERMINATIONS.

         (I) PERIOD OF EFFECTIVENESS. Determination by the Committee that a security held by a Fund should be valued in a particular manner shall be effective for all subsequent calculations of the Fund's NAV until such time as either

                  (A)  the Fund no longer owns the security in question;

                  (B) a Fair Value Determination is no longer required for the security; or

                  (C) the Committee determines to modify or terminate its prior determination with respect to the security.

         (II) SECURITIES FOR WHICH A PRICE BECOMES AVAILABLE. In the event that a Fair Value Determination is no longer required for a security that has been valued by the Committee based on such a determination, the security shall be valued in accordance with Section 3. The change in valuation may occur upon notice from the Adviser to FAcS without further action by the Committee, although the Adviser must report the change and the circumstances warranting it to the Committee.

SECTION 5.  FAIR VALUE DETERMINATIONS - SPECIAL CIRCUMSTANCES

(A)      RESTRICTED SECURITIES.

          (i) In determining the fair value of restricted securities, the Adviser shall obtain a valuation based upon the current bid for the restricted security from one or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

          (ii) If the Adviser is unable to obtain a current bid for a restricted security from an independent dealer or other independent party, the Committee shall determine the fair value of such security.

          (iii) The factors which may need to be considered in valuing a restricted security include (A) the type of security; (B) the cost at date of purchase; (C) the size and nature of the Fund's holdings; (D) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (E) information as to any transactions or offers with respect to the security; (F) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (G) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (H) the level of recent trades of similar or comparable securities; (I) the liquidity characteristics of the security; (J) current market conditions; and (K) the market value of any securities into which the security is convertible or exchangeable.

SECTION 6.  PRICING ERRORS

The Trust has adopted Policies for Correction of Pricing Errors (Appendix C) which are to be read in conjunction with these Procedures. Pricing errors result when one or more shareholder transactions in a Fund are processed at an NAV which is materially inaccurate. These policies provide general guidance in the case of the identification of a pricing error and guidelines for determining materiality.

                                   APPENDIX A
                              LIQUIDITY PROCEDURES


SECTION 1.  LIMITATIONS

No Fund may invest more than 15% of its net assets in illiquid securities (10% in the case of money market series of the Trust ("money funds")). In addition, no Fund or money fund may purchase a security that may not be offered to the public without first being registered under the Securities Act of 1933 (the "1933 Act") if more than 10% of the Fund's net assets would be invested in such "restricted securities." Certain money funds are prohibited from investing in restricted securities as set forth in their prospectus.

SECTION 2.  REQUIRED LIQUIDITY DETERMINATIONS

(a) DEFINITION. A security shall be deemed to be liquid if it can be disposed of within seven days at approximately the amount at which the security is valued by the Trust.

(b) DELEGATION. The Advisers shall make liquidity determinations with respect to each security purchased for a Fund and shall monitor each Fund's holdings to ensure that the Funds comply with these procedures and the Funds' investment policies. The Advisers shall monitor all relevant factors concerning the trading markets for securities held by a Fund to ensure that determinations of liquidity (based on presumptions or otherwise) continue to be appropriate under the circumstances.

(c) SECURITIES DEEMED ILLIQUID. Notwithstanding anything to the contrary, repurchase agreements not entitling the Fund to payment of principal within seven days, time deposits in excess of seven days, privately issued interest-only and principal-only stripped-asset backed securities, purchased over-the-counter options, and the assets used to cover written over-the-counter options shall be deemed to be illiquid. Restricted securities (other than Section 4(2) Commercial Paper or Rule 144A Securities (as defined below)), shall be deemed to be illiquid until such time as (i) there is an effective registration statement pertaining to the security or the security may otherwise freely be traded in an established market (including foreign markets) and (ii) the security is deemed liquid by the Adviser.

(d) PRESUMPTION OF ILLIQUIDITY. The following securities shall be presumed to be illiquid unless, pursuant to Section 2(e), the Adviser determines that the security is liquid:

         (i) Restricted securities that are Rule 144A Securities (as defined below);

         (ii)     Municipal lease obligations and certificates of participation;

         (iii)   Interest-only  and  principal-only   stripped-mortgage   backed
         securities that are U.S. Government securities; and

         (iv)     zero-coupon municipal securities.

(e) DETERMINATION OF LIQUIDITY. Restricted securities and the securities listed in Section 2(d) shall be presumed to be illiquid unless the Adviser determines, taking into account all relevant factors, that the security is liquid. Among the factors to be considered by the Adviser are:

         (i)      the frequency of trades and quotes for the security;

         (ii) the number of dealers willing to purchase and sell the security and the number of potential purchasers;

         (iii) the number of dealers who undertake to make a market in the security;

         (iv) the nature of the security, including whether it is registered or unregistered, and the market place;

         (v) whether the security has been rated by a nationally recognized statistical rating organization ("NRSRO");

         (vi) the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand;

         (vii)    the nature of any restrictions on resale; and

         (viii) with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.

SECTION 3.  SECTION 4(2) COMMERCIAL PAPER

(a) BACKGROUND. Pursuant to Section 3(a)(3) under the 1933 Act, commercial paper generally is not subject to registration under the 1933 Act. That section exempts notes with maturities of nine months or less which arise out of a current transaction or the proceeds of which have been or are to be used for current transactions. Certain commercial paper does not meet the requirements of
Section 3(a)(3), is sold in "private placements" and, accordingly, is a restricted security ("Section 4(2) Commercial Paper"). The requirements of Sections 2(d) and 2(e) hereof shall not apply to Section 4(2) Commercial Paper

(b) PRESUMPTION OF LIQUIDITY. Section 4(2) Commercial Paper shall be deemed to be liquid provided that:

         (i) the paper is not traded flat or in default as to principal and interest;

         (ii) the paper is rated in one of the two highest rating categories (A) by at least two NRSROs or, if only one NRSRO has rated the paper, by that NRSRO, or (B) is not rated by any NRSRO but is deemed by the Adviser to be of equivalent quality; and

         (iii) the Adviser's decision takes into account all relevant factors of the trading market for the specific security.

SECTION 4.  RULE 144A SECURITIES

(a)  BACKGROUND.   The  sale  of  restricted  securities  without  an  effective registration statement pertaining to the securities or an exemption from registration is a violation of the 1933 Act. Rule 144A provides an exemption from registration for the sale of restricted securities made pursuant to that Rule. Certain restricted securities are eligible to be sold to "qualified institutional buyers" ("QIBs") without registration under the 1933 Act pursuant to Rule 144A under that Act ("Rule 144A Securities"). Among the requirements for the sale of a Rule 144A Security are that (i) the seller reasonably believes the purchaser to be a QIB, (ii) the seller takes reasonable steps to ensure that the purchaser is aware that the seller may rely on the exemption provided by Rule 144A, (iii) the securities are not of the same class as any security of the same issuer that is listed on a securities exchange and (iv) the issuer is a reporting company under the Securities Exchange Act of 1934, is exempt from those reporting requirements or the holder has the right to obtain certain information from the issuer.

(b) SALES OF RULE 144A SECURITIES. In the absence of compliance with Rule 144A and the unavailability of any other exemption from registration contained in the 1933 Act, the sale of a restricted security by a Fund may result in the Fund being deemed to be an underwriter and a violation of the 1933 Act. Accordingly, the Adviser shall ensure that the sale of any Rule 144A Security is made to QIBs in compliance with Rule 144A. The term "QIB" is specifically defined in Rule 144A.

SECTION 5.  MONITORING AND REPORTING

(a) MONITORING LIQUIDITY. The Advisers periodically shall monitor each Fund's securities holdings to determine the liquidity of each issue held. If a liquid security held by a Fund becomes illiquid, the Adviser shall treat the security as an illiquid security and determine whether or not to hold the security taking into account all relevant factors, including the amount of illiquid securities then held by the Fund.

(b) REPORTING. At each regularly scheduled Board of Trustees (the "Board") meeting the Advisers shall report:

         (i) the illiquid securities and restricted securities (including Rule 144A Securities) held by each Fund and the percentage of each Fund's portfolio represented by illiquid securities and restricted securities; and

         (ii) whether any restricted security (including Rule 144A Securities) previously deemed liquid by the Adviser has become an illiquid security.

The Advisers also shall report such other information with respect to the Funds' holdings of restricted securities or illiquid securities as may be requested by the Board.

(c) RECORDKEEPING. The Adviser shall maintain appropriate documentation with respect to their determinations of liquidity to enable the Board and the Securities and Exchange Commission to review the determinations.

                                   APPENDIX B
                      FORM OF ADVISER MANUAL PRICING SHEET


FUND:_________________________________  DATE:__________________________


FAX TO:__________________________ FAX NO.        (207) 879-6051
                                  PHONE          (207) 879-6200 ext. 2xx

         Security                                                                       Reason For
         Description                  Adviser Price            Source                  Adviser Price
         -----------                  -------------            ------                  -------------






                                        BY:____________________________________

                                   APPENDIX C
                    POLICIES FOR CORRECTION OF PRICING ERRORS


SECTION 1.  NAV DISCREPANCIES

If the NAV calculated for a Fund ("Original NAV") is determined to have been inaccurate, FAcS shall recalculate the NAV ("Recalculated NAV"). No further action (other than required by Section 4) is required if (i) the rounded Original NAV and rounded Recalculated NAV are the same, (ii) the difference between the Original NAV and Recalculated NAV divided by the Recalculated NAV is
0.005 (1/2 of 1%) or less or (iii) no shareholder purchases or redemptions were effected at the Original NAV.

Under all other circumstances, an NAV discrepancy shall be deemed to have occurred and FACS shall notify Forum Administrative Services, LLC ("Forum"), the Trust's administrator. Forum shall (i) in conjunction with FAcS and the Fund's Adviser take the actions listed in Section 2 to make the Fund and its shareholders whole or (ii) request that the Board determine what action is to be taken accordance with Section 3.

SECTION 2.  REPRICING MATERIAL SHAREHOLDER TRANSACTIONS

(A) MATERIALITY. No debit, credit or payment shall be required to be made with respect to a shareholder account if the effect of any overstatement or understatement of NAV on such account is less than or equal to $25.

(B) OVERSTATEMENTS OF NAV. Each shareholder account for which shares were purchased shall be credited with additional shares which, in the case of accounts which have been liquidated, shall be redeemed and the proceeds forwarded to the former shareholder. Each shareholder account from which shares were redeemed shall be debited or, if the account has been liquidated, request may be made of the former shareholder for repayment.

(C) UNDERSTATEMENTS OF NAV. Each shareholder account from which shares were redeemed shall be credited with additional shares which, in the case of accounts which have been liquidated, shall then be redeemed and the proceeds forwarded to the former shareholder. Each shareholder account for which shares were purchased shall be debited or, if the account has been liquidated, request may be made of the former shareholder for repayment.

SECTION 3.  BOARD ACTION

In the event of an NAV discrepancy, Forum may request guidance from the Board. In that case, with respect to each redemption made at an overstated NAV, Forum shall inform the Board of (i) the cause of the discrepancy, (ii) the amount of the actual redemption, (iii) the amount that the redemption should have been and
(iv) the difference. With respect to each purchase made at an understated NAV, Forum shall inform the Board of (i) the cause of the discrepancy, (ii) the number of shares actually purchased, (iii) the number of shares that should have been purchased and (iv) the value of the share difference.

SECTION 4.  REPORTING

At each regularly scheduled meeting of the Board, FAcS shall report all differences between unrounded Original NAV and Recalculated NAV to the extent such difference exceeds $0.01 per share.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                  May __, 1999

FORUM FUNDS
Two Portland Square
Portland, Maine 04101
(207) 879-1900


This Statement of Additional Information (the "Statement") supplements the Prospectus/Proxy dated May__, 1999 relating to:

(1) the proposed transfer of substantially all of the assets of BIA Emerging Growth Partnership ("Emerging Growth Partnership") to BIA Small-Cap Growth Fund in exchange for substantilly all of the Fund's shares and
(2) the proposed transfer of substantially all of the assets of BIA Growth Equity Partnership ("Growth Equity Partnership") to BIA Growth Equity Fund in exchange for substantially of that Fund's shares.

Participating Partners of Emerging Growth Partnership will receive shares of beneficial interest in BIA Small-Cap Growth Fund and the Participating Partners of Growth Equity Partnership will receive shares of beneficial interest in BIA Growth Equity Fund in proportion to their positive capital accounts. Each Partnership will be liquidated as soon as practicable after the Share Distribution.

This Statement is not a prospectus and is meant to be read in conjunction with the Proxy Statement/Prospectus dated May __, 1999, which this Statement accompanies.

A copy of that Proxy Statement/Prospectus may be obtained without charge by writing to or calling: Forum Shareholder Services, LLC; Two Portland Square; Portland, ME 04101; (XXX) XXX-XXXX.

                                TABLE OF CONTENTS

                                                                        Page

THE TRUST........................................................         1
FINANCIAL STATEMENTS.............................................     Appendix A

THE TRUST

For further information about Forum Funds (the "Trust"), BIA Small-Cap Fund, and BIA Growth Equity Fund, please refer to the information regarding the Trust and each Fund contained in Appendix A to the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

Appendix A to this Statement of Additional Information includes recent historic financial information regarding Emerging Growth Partnership and Growth Equity Partnership as well as certain pro forma financial information for BIA Small-Cap Growth Fund and BIA Growth Equity Fund.

                                   APPENDIX A

                             WOLPFOFF & COMPANY, LLP

                          ALEX.BROWN CAPITAL ADVISORY &
                           TRUST EMERGING GROWTH FUND
                               LIMITED PARTNERSHIP

                                FINANCIAL REPORT

                                DECEMBER 31, 1998












                  CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS
                   BALTIMORE, MARYLAND - HAGERSTOWN, MARYLAND

                  ALEX. BROWN CAPITAL ADVISORY & TRUST EMERGING
                         GROWTH FUND LIMITED PARTNERSHIP

                                    CONTENTS

                                DECEMBER 31,1998

 INDEPENDENT AUDITOR'S REPORT                                                 1

 FINANCIAL STATEMENTS

      Statement of Assets, Liabilities, and Partners' Capital (Net Assets)     2
      Statement of Operations                                                  3
      Statement of Changes in Partners' Capital (Net Assets)                   4
      Notes to Financial Statements                                          5-6

 SUPPLEMENTARY INFORMATION

     Schedule of Investments in Securities                                   7-8

                             WOLPOFF & COMPANY, LLP


To the Partners
Alex. Brown Capital Advisory & Trust Emerging
  Growth Fund Limited Partnership
Baltimore, Maryland

                          INDEPENDENT AUDITOR'S REPORT

We have audited the statement of assets, liabilities, and partners' capital (net assets) of Alex. Brown Capital Advisory & Trust Emerging Growth Fund Limited Partnership as of December 31, 1998, and the related statements of operations and changes in partners' capital (net assets) for the year then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit The financial statements of Alex. Brown Capital Advisory & Trust Emerging Growth Fund Limited Partnership as of December 31, 1997, were audited by other auditors whose report dated February 10, 1998, expressed an unqualified opinion on these financial statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1998 financial statements referred to above present fairly, in all material respects, the financial position of Alex. Brown Capital Advisory & Trust Emerging Growth Fund Limited Partnership as of December 31, 1998, and the results of its operations and changes in partners' capital (net assets) for the year then ended, in conformity with generally accepted accounting principles.

Our audit was conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities on pages 7 and 8 is presented for the purpose of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                  /s/ Wolpoff & Company

                                                  WOLPOFF & COMPANY, LLP
Baltimore, Maryland
January 29, 1999


                  CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS
550511
         200 SAINT PAUL PLACE - SUITE 2300 - BALTIMORE, MARYLAND 21202.
                      (410) 837-3770 - FAX (410) 752-2369
                   P.O. Box 470-1301 WEST WASHINGTON STREET -
                           HAGERSTOWN, MARYLAND 21741.
                              (301) 733-7200 -
                               FAX (301) 797-3153

                  ALEX. BROWN CAPITAL ADVISORY & TRUST EMERGING
                         GROWTH FUND LIMITED PARTNERSHIP

      STATEMENT OF ASSETS, LIABILITIES, AND PARTNERS' CAPITAL (NET ASSETS)

                                     ASSETS

                                                                                                December 31,
                                                                                               ---------------
                                                                                          1998                  1997
                                                                                          ----                  ----

 ASSETS
      Investments in Securities, at Value
         (Cost 1998 - $32,309,534;
         1997 - $25,585,147) - Notes 1 and 4                                            $ 42,696,587          $ 31,181,782
      Cash and Cash Equivalents - Notes 1 and 4                                            2,070,449             2,071,231
                                                                                           ---------             ---------
                                                                                        $ 44,767,036          $ 33,253,013
                                                                                        ------------          ------------




                               LIABILITIES AND PARTNERS' CAPITAL (NET ASSETS)

 LIABILITIES
      Management Fee Payable - Note 4                                                $      11,184         $        8,307
      Distribution Payable                                                                       -0-                 8,873
                                                                                                 ---                 -----
           TOTAL LIABILITIES                                                                  11,184                17,180
 PARTNERS' CAPITAL (NET ASSETS)                                                           44,755,852            33,235,833
                                                                                          ----------            ----------
                                                                                        $ 44,767,036          $ 33,253,013
                                                                                        ------------          ------------

--------

See Independent Auditor's Report.
The notes to financial statements are an integral part of this statement.

                  ALEX. BROWN CAPITAL ADVISORY & TRUST EMERGING
                         GROWTH FUND LIMITED PARTNERSHIP

                             STATEMENT OF OPERATIONS

                                                                                            Year Ended December 31,
                                                                                            -----------------------
                                                                                                   1998             1997
                                                                                                   ----             ----

 INVESTMENT INCOME - Note 1
      Dividend Income                                                                          $98,376             $126,383
      Interest Income                                                                            4,096                1,402
                                                                                         -------------        -------------
         TOTAL INVESTMENT INCOME                                                               102,472              127,785
 EXPENSES
      Management Fee - Note 4                                                                  116,600               75.428
                                                                                         -------------        -------------
 INVESTMENT INCOME (LOSS), NET                                                                (14,128)               52,357
                                                                                         -------------        -------------
 REALIZED AND UNREALIZED GAIN (LOSSES) ON INVESTMENTS
      Net Realized Gains (Losses) on Investments                                           (1,914,439)              564,111
      Change in Unrealized Appreciation of Investments                                       4,796,772            3,955,749
                                                                                         -------------        -------------
         NET GAIN ON INVESTMENTS                                                             2,882,333            4,519,860
                                                                                         -------------        -------------
 NET INCOME (NET INCREASE IN NET ASSETS) - Note 1                                        $   2,868,205           $4,572,217
                                                                                          ------------           ----------




--------------

See Independent Auditor's Report.
The notes to financial statements are an integral part to this statement.

                  ALEX. BROWN CAPITAL ADVISORY & TRUST EMERGING
                         GROWTH FUND LIMITED PARTNERSHIP

             STATEMENT OF CHANGES IN PARTNERS' CAPITAL (NET ASSETS)

                     YEARS ENDED DECEMBER 31, 1998 and 1997

                                                                         General             Limited
                                                                         Partner             Partners             Total
                                                                         -------             --------             -----
 PARTNERS' CAPITAL (NET ASSETS),
      JANUARY 1, 1997                                                        $165,328     $16,329,103       $16,494,431
 CAPITAL CONTRIBUTIONS, 1997                                                  124,000      12,332,975        12,456,975
 DISTRIBUTIONS, 1997                                                          (1,288)       (286,502)          (287,790)
 NET INCOME, 1997                                                              45,043       4,427,174         4,572,217
                                                                      ---------------     -----------         ---------
 PARTNERS' CAPITAL (NET ASSETS),
 DECEMBER 31, 1997                                                            333,083     32,902,750          33,235,833
 CAPITAL CONTRIBUTIONS, 1998                                                   70,000     11,987,541          12,057,541
 DISTRIBUTIONS, 1998                                                            (908)     (3,404,819)        (3,405,727)
 NET INCOME, 1998                                                              39,505       2,828,700         2,868,205
                                                                      ---------------     -----------         ---------
 PARTNERS' CAPITAL (NET ASSETS)
      DECEMBER 31, 1998                                                      $441,680    $44,314,172          44,755,852
                                                                      ---------------    -----------          ----------




----------

See Independent Auditor's Report.
The Notes to the financial statements are an integral part of this statement.

                  ALEX. BROWN CAPITAL ADVISORY & TRUST EMERGING
                         GROWTH FUND LIMITED PARTNERSHIP

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31,1998

 Note  1  -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

             Nature of Operations
             --------------------
             Alex. Brown Capital Advisory & Trust Emerging Growth Fund Limited Partnership (the Partnership) was organized on June 8, 1995, pursuant to the Maryland Uniform Limited Partnership Act. BAT Commingled Fund Manager, Inc. is the general partner. The Partnership was formed to trade and invest in stocks and other securities and will continue until December 31, 2045, unless terminated sooner pursuant to the terms of its limited partnership agreement.

             Cash and Cash Equivalents
             -------------------------
             The Partnership considers all highly liquid debt instruments purchased with a maturity of 3 months or less to be cash equivalents.

             Valuation of Investment Securities
             ----------------------------------
             Investments in securities that are listed or quoted on a national securities exchange or market are stated at their last quoted sales price on the valuation date per the principal exchange or market on which the security is traded. Any other security or asset shall be valued as determined in good faith by the investment advisor to reflect its fair value.

             Securities  transactions  are  accounted  for  on the  trade  date.
             Realized  gains  and  losses  from  securities   transactions   are
             determined using the identified cost method.

             Revenue Recognition
             -------------------
             Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes interest equivalent dividends on money market accounts.

             Income Taxes
             ------------
             Partnerships, as such, are not subject to income taxes. The partners are required to report their shares of Partnership income and other tax items on their respective income tax returns.

             Partners' Allocations
             ---------------------
             Under the terms of the limited partnership agreement, net profits and losses are allocated to the partners in accordance with their respective percentage interests.

             Use of Estimates
             ----------------
             The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. The actual outcome of the estimates could differ from the estimates made in the preparation of the financial statements.

Note 2 - INVESTMENT ADVISOR

             Brown Investment Advisory & Trust Company manages the acquisition, holding, and disposition of securities on behalf of the Partnership.

                  ALEX. BROWN CAPITAL ADVISORY & TRUST EMERGING
                         GROWTH FUND LIMITED PARTNERSHIP

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                DECEMBER 31,1998

 Note 3  - DEPOSIT WITH BROKER

             All funds of the Partnership are deposited in its name in money market mutual funds managed or made available through affiliates of the general partner.

 Note 4 -  RELATED PARTY TRANSACTIONS

             BAT Commingled Fund Manager, Inc., the general partner, is responsible for the management of the Partnership. The general partner is obligated to maintain a positive balance in its capital account which is equal to at least 1 % of the total capital of all partners (or such lesser amount as may be required under the terms of the limited partnership agreement). The general partner may withdraw a portion of its capital account in accordance with the terms and conditions of the limited partnership agreement.

             As compensation for administrative and management services, the general partner is entitled to a fee computed monthly equal to 0.025% (0.3% annually) of the total capital account balances. The fees incurred during 1998 and 1997 totaled $116,600 and $75,428, respectively.

             The Partnership may contract for goods or services with the general partner or any of its affiliates, provided that any such agreement shall be no less favorable to the Partnership than terms and conditions upon which such goods or services could be obtained.

             All cash and cash equivalents are in the custody of BT Alex. Brown, Incorporated, and securities are in the custody of Alex. Brown Capital Advisory & Trust Company, affiliates of the general partner. Brown Investment Advisory & Trust Company, the Partnership's investment advisor, is an affiliate of both the general partner and the custodians.

 Note 5 SUBSCRIPTIONS, DISTRIBUTIONS, AND REDEMPTIONS

             Investments in the Partnership are made by subscription agreement, subject to acceptance by the general partner.

             The timing and amounts of distributions are determined by the general partner. Any distributions of available cash shall be made to the partners in accordance with their respective percentage interests as of the date of distribution.

             Limited partners wishing to withdraw from the Partnership or reduce their ownership interests may request and receive redemption of all or the applicable portion of their capital account balance, subject to the restrictions in the limited partnership agreement.

                  ALEX. BROWN CAPITAL ADVISORY & TRUST EMERGING
                         GROWTH FUND LIMITED PARTNERSHIP

                      SCHEDULE OF INVESTMENTS IN SECURITIES

                                DECEMBER 31,1998

  Common Stock [Percent of Partner's Capital (Net Assets)]                                     Shares     Value
  -------------------------------------------------------                                     ---------------------
  Capital Goods (2.7%)
        Wilmar Industries, Inc.                                                                58,450     $1,187,295
                                                                                                          ----------

  Consumer Staples (10.3%)
        Apollo Group, Inc.-CL A                                                                36,900     1,249,988
        Memberworks Inc.                                                                       33,252        980,934
        Starbucks Corp.                                                                        19,700     1,105,662
        Sylvan Learning Systems, Inc.                                                          42,165     1,286,032
                                                                                                          ---------
                                                                                                          4,622,616
                                                                                                          ---------
  Consumer Cyclicals (17.8%)
        AHL Services Inc.                                                                      24,209       756,531
        Advanced Lighting Technologies, Inc.                                                   59,350       578,662
        Avado Brands Inc.                                                                     128,163     1,065,419
        Central Garden & Pet Co.                                                               63,400       911,375
        Getty Images Inc.                                                                       9,900       170,171
        Il Fornaio America Corporation                                                         21,200      156,350
        Just For Feet Inc.                                                                     71,100    1,235,363
        O-Charley's Inc.                                                                       90,175    1,273,722
        Papa John's International, Inc.                                                        18,225      804,178
        PETsMART, Inc.                                                                         90,725      997,975
                                                                                                           -------
                                                                                                         7,949,736
                                                                                                         ---------
Health Care (14.3%)
        American Oncology Resources                                                           107,350      1,563,338
        Arthrocare Corp.                                                                       23,110        502,642
        Bionx Implants, Inc.                                                                   15,900        132,177
Eclipsys Corp.                                                                                 21,052        634,192
Guilford Pharmaceuticals                                                                       10,600        151,050
        Heartport Inc.                                                                         15,850         93,119
        Incyte Pharmaceuticals, Inc.                                                            7,200        269,100
        PSS World Medical Inc.                                                                 80,920      1,861,160
        Perclose, Inc.                                                                         35,609      1,179,548
                                                                                                           ---------
                                                                                                           6,386,326
                                                                                                           ---------
Telecommunications (6.2%)
        Geotel Communications Corporation                                                      34,800      1,296,300
        Pacific Gateway Exchange Inc.                                                          30,670      1,474,092

        Carryforward                                                                                      22,916,365
                                                                                                          ----------

                  ALEX. BROWN CAPITAL ADVISORY & TRUST EMERGING
                         GROWTH FUND LIMITED PARTNERSHIP

                      SCHEDULE OF INVESTMENTS IN SECURITIES

                                DECEMBER 31,1998

  Common Stock [Percent of Partner's Capital (Net Assets)]                                     Shares     Value
  --------------------------------------------------------                                    ------------------

        Balance Forward                                                                                 $22,916,365

Technology(38.2%)
        Atmi Inc.                                                                              30,300       765,075
        Applied Digital Access                                                                 55,259       145,055
        Aspect Development Inc.                                                                27,300     1,209,745
        Broadvision Inc.                                                                       44,500     1,424,000
        Documentum Inc.                                                                        10,450       558,427
        Integrated Systems, Inc.                                                               93,800     1,401,184
        Level One Communications, Inc.                                                         59,750     2,121,125
        Mapics Inc.                                                                            31,916       526,614
        Manugistics Group, Inc.                                                                44,650       558,125
        QRS Corporation                                                                        43,891     2,106,768
        Security Dynamics Technologies, Inc.                                                   65,350     1,503,050
        Sipex Corporation*                                                                     72,500     2,546,563
        Summit Design Inc.                                                                     19,700       183,466
        Synopsis, Inc.                                                                         37,375     2,026,617
                                                                                                        --------------
                                                                                                         17,075,814
                                                                                                        --------------
Transportation (6.0%)
        Atlantic Coast Airlines Holdings, Inc.                                                 32,900        822,500
        Coach USA Inc.                                                                         38,304      1,328,689
        Forward Air Corporation                                                                21,075        395,156
        Landair Services, Inc.                                                                 21,075        158,063
                                                                                                         -------------
                                                                                                           2,704,408
                                                                                                         -------------

TOTAL INVESTMENTS IN SECURITIES (Cost $32,309,534)                                                       $42,696,587
                                                                                                        --------------

* Securities of Sipex Corporation aggregate 5.7% of net assets of the Partnership.


-------------

See Independent Auditor's Report.

                             WOLPOFF & COMPANY, LLP





                         ALEX. BROWN CAPITAL ADVISORY &
                           TRUST EMERGING GROWTH FUND
                               LIMITED PARTNERSHIP

                                FINANCIAL REPORT

                                DECEMBER 31, 1998

                     GROWTH EQUITY FUND LIMITED PARTNERSHIP

                                    CONTENTS

                                DECEMBER 31,1998

 INDEPENDENT AUDITOR'S REPORT                                                1

 FINANCIAL STATEMENTS

      Statement of Assets, Liabilities, and Partners' Capital (Net Assets)   2
      Statement of Operations                                                3
      Statement of Changes in Partners' Capital (Net Assets)                 4
      Notes to Financial Statements                                        5-6

 SUPPLEMENTARY INFORMATION

     Schedule of Investments in Securities                                 7-8

                             WOLPOFF & COMPANY, LLP



  To the Partners
  Alex. Brown Capital Advisory & Trust
      Growth Equity Fund Limited Partnership
  Baltimore, Maryland

                          INDEPENDENT AUDITOR'S REPORT

 We have audited the statement of assets, liabilities, and partners' capital (net assets) of Alex. Brown Capital Advisory & Trust Growth Equity Fund Limited Partnership as of December 31, 1998, and the related statements of operations and changes in partners' capital (net assets) for the year then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Alex. Brown Capital Advisory & Trust Growth Equity Fund Limited Partnership as of December 31, 1997, were audited by other auditors whose report dated February 6, 1998, expressed an unqualified opinion on these financial statements.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the 1998 financial statements referred to above present fairly, in all material respects, the financial position of Alex. Brown Capital Advisory & Trust Growth Equity Fund Limited Partnership as of December 31, 1998, and the results of its operations and changes in partners' capital (net assets) for the year then ended, in conformity with generally accepted accounting principles.

 Our audit was conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities on pages 7 and 8 is presented for the purpose of additional analysis and is not a required part of the basic financial statements. Such information has been subject to the auditing procedures applied in the audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                   /s/ Wolpoff & Company, LLP

                                                   WOLPOFF & COMPANY, LLP
 Baltimore, Maryland
 January 29, 1999



               CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS 550513
   550513
          200 SAINT PAUL PLACE SUITE 2300. BALTIMORE, MARYLAND 21202.(
                       410) 837-3770 - FAX (410) 752-2369
     P.O. BOX 470-1301 WEST WASHINGTON STREET - HAGERSTOWN, MARYLAND 21741.
                       (301) 733-7200. FAX (301) 797-3153

                      ALEX. BROWN CAPITAL ADVISORY & TRUST
                     GROWTH EQUITY FUND LIMITED PARTNERSHIP

      STATEMENT OF ASSETS, LIABILITIES, AND PARTNERS' CAPITAL (NET ASSETS)

                                     ASSETS

                                                                                               December 31,
                                                                                  ---------------------------------------

                                                                                        1998                    1997
                                                                                  ------------------      ------------------
                                                                                  ------------------      ------------------

ASSETS
  Investments in Securities, at Value
    (Cost: 1998 - $5,406,309; 1997 -  $5,821,368) - Notes 1 and 4                        $8,270,439              $7,926,846
   Cash and Cash Equivalents - Notes 1 and 4                                                755,677                 581,267
   Receivable, Other                                                                         14,996                     -0-
                                                                                  ------------------      ------------------

                                                                                         $9,041,112              $8,508,113
                                                                                  ------------------      ------------------


                 LIABILITIES AND PARTNERS' CAPITAL (NET ASSETS)

                                                                                                December 31,
                                                                                  ------------------------------------------

                                                                                         1998                   1997
                                                                                  --------------------    ------------------

LIABILITIES
   Redemptions Payable - Note 5                                                              $515,000              $    -0-
   Income Distribution Payable                                                                                        1,411
                                                                                                  -0-
                                                                                  --------------------    ------------------

           TOTAL LIABILITIES                                                                  515,000                 1,411

PARTNERS' CAPITAL                                                                          $8,526,112            $8,508,113
                                                                                  --------------------    ------------------

                                                                                           $9,041,112            $8,508,113
                                                                                  --------------------    ------------------



------------

See Independent Auditor's Report.
The notes to financial statements are an integral part of this statement.

                      ALEX. BROWN CAPITAL ADVISORY & TRUST
                     GROWTH EQUITY FUND LIMITED PARTNERSHIP

                             STATEMENT OF OPERATIONS

                                                                                            Year Ended December 31,
                                                                                            ------------------------
                                                                                                   1998             1997
                                                                                                  -----             ----

 INVESTMENT INCOME - Note 1
      Dividend Income                                                                    $      92,221            $ 95,038
      Interest Income                                                                           31,230               18,527
                                                                                                ------               ------
         TOTAL INVESTMENT INCOME                                                               123,451              113,565
                                                                                         -------------              -------
 EXPENSES
      Other                                                                                        -0-                   20
         TOTAL EXPENSES                                                                            -0-                   20
 INVESTMENT INCOME, NET                                                                        123,451              113,545
                                                                                         -------------        -------------
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net Realized Gains on Investments                                                        463,171              209,595
      Change in Unrealized Appreciation of Investments                                       1,484,310            1,597,971
                                                                                             ---------            ---------
         NET GAIN ON INVESTMENTS                                                             1,947,481            1,807,566
                                                                                             ---------            ---------
 NET INCOME (NET INCREASE IN NET ASSETS) - Note 1                                           $2,070,932           $1,921,111
                                                                                         -------------            ---------




--------------

See Independent Auditor's Report.
The notes to financial statements are an integral part to this statement.

                      ALEX. BROWN CAPITAL ADVISORY & TRUST
                     GROWTH EQUITY FUND LIMITED PARTNERSHIP

             STATEMENT OF CHANGES IN PARTNERS' CAPITAL (NET ASSETS)

                     YEARS ENDED DECEMBER 31, 1998 and 1997

                                                                         General             Limited
                                                                         Partner             Partners             Total
                                                                         -------            ---------           ---------
 PARTNERS' CAPITAL
      (NET ASSETS), JANUARY 1, 1997                                        $2,183,573     $ 4,844,644            $7,028,217
 CAPITAL CONTRIBUTIONS, 1997                                                      -0-         607,565               607,565
 DISTRIBUTIONS, 1997                                                          (37,861)     (1,012,330)           (1,050,191)
 NET INCOME, 1997                                                             655,446       1,265,665             1,921,111
                                                                      ---------------     -----------             ---------
 PARTNERS' CAPITAL
      (NET ASSETS), DECEMBER 31, 1997                                       2,801,158       5,705,544             8,506,702
 CAPITAL CONTRIBUTIONS, 1998                                                      -0-       3,603,977             3,603,977
 DISTRIBUTIONS, 1998                                                       (3,106,484)     (2,549,015)           (5,655,499)
 NET INCOME, 1998                                                             443,787       1,627,145             2,070,932
                                                                      ---------------     -----------             ---------
 PARTNERS' CAPITAL
      (NET ASSETS), DECEMBER 31, 1998                                        $138,461     $ 8,387,651            $8,526,112
                                                                             --------     -----------           -----------

 ---------
See Independent Auditor's Report.

The notes to financial statements are an integral part of this statement.

                      ALEX. BROWN CAPITAL ADVISORY & TRUST
                     GROWTH EQUITY FUND LIMITED PARTNERSHIP

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31,1998


Note 1 -      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


             Nature of Operation
             -------------------
             Alex. Brown Capital Advisory & Trust Growth Equity Fund Limited Partnership (the Partnership) was organized on December 6, 1995, pursuant to the Maryland Uniform Limited Partnership Act. BAT Commingled Fund Manager, Inc. is the general partner. The Partnership was formed to trade and invest in stocks and other securities and will continue until December 31, 2045, unless terminated sooner pursuant to the terms of its limited partnership agreement.

             Cash and Cash Equivalents
             -------------------------
             The Partnership considers all highly liquid debt instruments purchased with a maturity of 3 months or less to be cash equivalents.

             Valuation of Investment Securities
             ----------------------------------
             Investments in securities that are listed or quoted on a national securities exchange or market are stated at their last quoted sales price on the valuation date per the principal exchange or market on which the security is traded. Any other security or asset shall be valued as determined in good faith by the investment advisor to reflect its fair value.

             Securities  transactions  are  accounted  for  on the  trade  date.
             Realized  gains  and  losses  from  securities   transactions   are
             determined using the identified cost method.

             Revenue Recognition
             -------------------
             Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes interest equivalent dividends on money market accounts.

             Income Taxes
             ------------
             Partnerships, as such, are not subject to income taxes. The partners are required to report their shares of Partnership income and other tax items on their respective income tax returns.

             Partners' Allocations
             ---------------------
             Under the terms of the limited partnership agreement, net profits and losses are allocated to the partners in accordance with their respective percentage interests.

             Use of Estimates
             ----------------
             The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. The actual outcome of the estimates could differ from the estimates made in the preparation of the financial statements.

 Note 2 - INVESTMENT ADVISOR

             Brown Investment Advisory & Trust Company manages the acquisition, holding, and disposition of securities on behalf of the Partnership.

                      ALEX. BROWN CAPITAL ADVISORY & TRUST
                     GROWTH EQUITY FUND LIMITED PARTNERSHIP

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                DECEMBER 31,1998

 Note 3 - DEPOSIT WITH BROKER

             All funds of the Partnership are deposited in its name in money market mutual funds managed or made available through affiliates of the general partner.

 Note 4 - RELATED PARTY TRANSACTIONS

             BAT Commingled Fund Manager, Inc., the general partner, is responsible for the management of the Partnership. The general partner is obligated to maintain a positive balance in its capital account which is equal to at least 1 % of the total capital of all partners (or such lesser amount as may be required under the terms of the limited partnership agreement). The general partner may withdraw a portion of its capital account in accordance with the terms and conditions of the limited partnership agreement.

             As compensation for administrative and management services, the general partner is entitled to a fee computed monthly equal to 0.025% (0.3% annually) of the total capital account balances. However, the general partner has waived these fees for the years ended December 31, 1998 and 1997.

             The Partnership may contract for goods or services with the general partner or any of its affiliates, provided that any such agreement shall be no less favorable to the Partnership than terms and conditions upon which such goods or services could be obtained.

             All cash and cash equivalents are in the custody of BT. Alex. Brown Incorporated, and securities are in the custody of Alex. Brown Capital Advisory & Trust Company, affiliates of the general partner. Brown Investment Advisory & Trust Company, the Partnership's investment advisor, is an affiliate of both the general partner and the custodians.

 Note 5 - SUBSCRIPTIONS, DISTRIBUTIONS, AND REDEMPTIONS

Investments in the Partnership are made by subscription agreement, subject to acceptance by the general partner.

The timing and amounts of distributions are determined by the general partner. Any distributions of available cash shall be made to the partners in accordance with their respective percentage interests as of the date of distribution.

Limited partners wishing to withdraw from the Partnership or reduce their ownership interests may request and receive redemption of all or the applicable portion of their capital account balance, subject to the restrictions in the limited partnership agreement.

                      ALEX. BROWN CAPITAL ADVISORY & TRUST
                     GROWTH EQUITY FUND LIMITED PARTNERSHIP

                      SCHEDULE OF INVESTMENTS IN SECURITIES

                                DECEMBER 31,1998

  Common Stock [Percent of Partner's Capital (Net Assets)]                                     Shares     Value
                                                                                               ------     -----
  Basic Industry (2.4%)
        Air Products & Chemical, Inc.                                                           1,000       $40,000
        E I Du Pont De Nemours & Co.                                                            3,200       169,802
                                                                                                            -------
                                                                                                            209,802
                                                                                                            -------
  Capital Goods (8.6%)
        Dover Corp.                                                                             5,200       190,450
        Illinois Tool Works                                                                     1,200        69,600
        Ingersoll-Rand Co.                                                                      4,600       217,350
        Tyco, Intl Ltd New                                                                      3,400       256,489
                                                                                                            -------
                                                                                                            733,889
                                                                                                            -------
  Consumer Staples (11.3%)
        CVS Corp.                                                                               3,720       204,600
        Colgate Palmolive Co.                                                                   2,000       185,750
        Gillette Co.                                                                            2,750       131,486
        Pepsico Inc.                                                                            6,100       249,337
        Phillip Morris Cos. Inc.                                                                3,700       197,950
                                                                                                            -------
                                                                                                            969,123
                                                                                                            -------
  Consumer Cyclicals (12.5%)
        Carnival Corp.                                                                          5,600       268,800
        Federated Dept Stores, Inc.                                                             2,550       111,086
        Harley Davidson, Inc.                                                                   1,400        66,325
        Lowes Cos, Inc.                                                                         6,000       307,128
        Newell Co.                                                                              3,000       123,750
        Walt Disney Co.                                                                         6,400       192,000
                                                                                                            -------
                                                                                                          1,069,089
                                                                                                          ---------
Energy (5.7%)
        Chevron Corp.                                                                           2,070       171,682
        Halliburton Co.                                                                         4,500       133,312
        Mobil Corp.                                                                             2,100       182,963
                                                                                                            -------
                                                                                                            487,957
                                                                                                          ---------
        Carryforward                                                                                      3,469,860
                                                                                                          ---------

                      ALEX. BROWN CAPITAL ADVISORY & TRUST
                     GROWTH EQUITY FUND LIMITED PARTNERSHIP

                      SCHEDULE OF INVESTMENTS IN SECURITIES

                                DECEMBER 31,1998

Common Stock [Percent of Partners Capital (Net Assets)]                                 Shares         Value
                                                                                        ------         -----
       Balance Forward                                                                                   $3,469,860
                                                                                                          ---------
 Health Care (15.2%)
      Abbott Laboratories                                                               3,000               147,000
      American Home Products Corp.                                                      4,000               225,500
      Bristol Myers Squibb Co.                                                           2,200              294,389
      Cardinal Health, Inc.                                                              2,550              193,481
      Healthsouth Corp.                                                                  2,000               30,876
      Eli Lilly & Co.                                                                    1,500              133,312
      Medtronic Inc.                                                                     2,500              185,702
      Tenet Health Care                                                                  3,400               89,250
                                                                                                             ------
                                                                                                          1,299,510
                                                                                                          ---------
 Telecommunications (5.6%)
      MCI Worldcom, Inc.                                                                 4,500              322,875
      SBC Communications, Inc.                                                           3,000              160,875
                                                                                                            -------
                                                                                                            483,750
                                                                                                            -------
 Financial (16.0%)
      American International Group, Inc.                                                 2,500              241,562
      Chase Manhattan Corp.                                                              4,000              284,000
      Citigroup, Inc                                                                     1,250               62,110
      Freddie Mac-Voting Common                                                          3,500              225,533
      MBNA Corp.                                                                         9,025              223,937
      MGIC Investment Corp.                                                              3,000              119,439
      Wells Fargo & Co-New                                                               5,200              207,678
                                                                                                            -------
                                                                                                          1,364,259
                                                                                                          ---------
 Technology (17.3%)
      Cisco Systems                                                                      2,700              250,595
      Compaq Computer Corp.                                                              4,200              176,400
      Computer Assoc. International, Inc.                                                4,700              200,337
      Hewlett Packard Corp.                                                              2,300              157,120
      Intel Corp.                                                                        1,900              225,270
      Linear Technology Corp.                                                            2,500              223,907
      Lucent Technologies, Inc.                                                          1,150              126,429
      Parametric Technology Corp.                                                        7,300              118,625
                                                                                                            -------
                                                                                                          1,478,683
                                                                                                          ---------
 Utilities (2.0%)
      CMS Energy Corp                                                                    3,600              174,377
                                                                                                            -------

 TOTAL INVESTMENTS IN SECURITIES (COST - $5,406,309)                                                     $8,270,439
                                                                                                         ----------






-------------
See Independent Auditor's Report.

BIA GROWTH EQUITY FUND
GROWTH EQUITY FUND LIMITED PARTNERSHIP & BIA
GROWTH EQUITY FUND
PRO FORMA COMBINING STATEMENT OF OPERATIONS
YEAR ENDING DECEMBER 31, 1998
(UNAUDITED)

                                                                   Growth Equity
                                                                    Fund Limited                  Growth Equity
                                                                    Partnership                        Fund
                                                            -----------------------------  -----------------------------
     INVESTMENT INCOME
         Dividend                                                                $92,221
         Interest                                                                $31,230

                                                            -----------------------------  -----------------------------
     TOTAL INVESTMENT INCOME                                                    $123,451                             $0
                                                            -----------------------------  -----------------------------

     EXPENSES
         Advisory
         Management
         Transfer Agent
         Custody
         Legal
         Compliance
         SEC Fees
         Accounting
         Auditing
         Directors
         Reporting
         Other

                                                            -----------------------------  -----------------------------
     GROSS EXPENSES                                                                   $0                             $0
                                                            -----------------------------  -----------------------------

     LESS WAIVERS
         Investment Advisory
         Expense Reimbursements
                                                            -----------------------------  -----------------------------
     TOTAL WAIVERS                                                                    $0                             $0
                                                            -----------------------------  -----------------------------

     NET EXPENSES                                                                     $0                             $0
                                                            =============================  =============================




                                        Pro Forma                           Pro Forma
          Combined                     Adjustments                           Combined
-----------------------------  -----------------------------       -----------------------------

                     $92,221                                                            $92,221
                     $31,230                                                            $31,230

-----------------------------  -----------------------------       -----------------------------
                    $123,451                             $0                            $123,451
-----------------------------  -----------------------------       -----------------------------


                          $0                        $59,615    (a)                      $59,615
                          $0                        $40,000    (b)                      $40,000
                          $0                        $21,000    (c)                      $21,000
                          $0                         $1,703    (d)                       $1,703
                          $0                         $3,817    (e)                       $3,817
                          $0                         $4,544    (f)                       $4,544
                          $0                         $2,370    (g)                       $2,370
                          $0                        $41,887    (h)                      $41,887
                          $0                        $15,000    (i)                      $15,000
                          $0                         $1,511    (j)                       $1,511
                          $0                         $6,667    (k)                       $6,667
                          $0                         $1,635    (l)                       $1,635

-----------------------------  -----------------------------       -----------------------------
                          $0                       $199,750                            $199,750
-----------------------------  -----------------------------       -----------------------------


                          $0                      ($59,615)    (m)                    ($59,615)
                          $0                      ($54,971)    (m)                    ($54,971)
-----------------------------  -----------------------------       -----------------------------
                          $0                     ($114,586)                          ($114,585)
-----------------------------  -----------------------------       -----------------------------

                          $0                        $85,164                             $85,164
=============================  =============================       =============================


BIA GROWTH EQUITY FUND
GROWTH EQUITY FUND LIMITED PARTNERSHIP & BIA GROWTH EQUITY FUND
PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
AS OF DECEMBER 31, 1998
(UNAUDITED)

                                                                                Growth Equity
                                                                                 Fund Limited                   Growth Equity
                                                                                 Partnership                         Fund
                                                                         -----------------------------   ---------------------------
     ASSETS
                                    Investments in Securities,
                                                  at Value (Cost                           $8,270,439
                                               $5,406,309)
                                               Cash and Cash                                 $755,677
                                               Equivalents
                                               Receivable, Other                              $14,996

                                                                         -----------------------------   ---------------------------
     TOTAL ASSETS                                                                          $9,041,112                             $0
                                                                         -----------------------------   ---------------------------

     LIABILITIES
                     Redemptions Payable                                                     $515,000
                     Income Distribution Payable                                                   $0

                                                                         -----------------------------   ---------------------------
     TOTAL LIABILITIES                                                                       $515,000                             $0
                                                                         -----------------------------   ---------------------------

     PARTNERSHIP CAPITAL (NET ASSETS)                                                      $8,526,112                             $0
                                                                         =============================   ===========================



                                             Pro Forma                      Pro Forma
              Combined                      Adjustments                      Combined
  -----------------------------   ----------------------------   -----------------------------


                      $8,270,439                                                     $8,270,439

                        $755,677                                                       $755,677

                         $14,996                                                        $14,996

  -----------------------------   ----------------------------   -----------------------------
                     $9,041,112                             $0                      $9,041,112
  -----------------------------   ----------------------------   -----------------------------


                        $515,000                                                       $515,000
                              $0                                                             $0

  -----------------------------   ----------------------------   -----------------------------
                       $515,000                             $0                        $515,000
  -----------------------------   ----------------------------   -----------------------------

                     $8,526,112                             $0                      $8,526,112
  =============================   ============================   =============================


                             BIA GROWTH EQUITY FUND
         GROWTH EQUITY FUND LIMITED PARTNERSHIP & BIA GROWTH EQUITY FUND

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (Unaudited)

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities as of December 31, 1998 and the unaudited Pro Forma Combining Statement of Operations for the year ended December 31, 1998 are intended to present the financial condition and related results of operations of BIA Growth Equity Fund ("Fund") as if the reorganization with Growth Equity Fund Limited Partnership had been consummated as of January 1, 1998.

A Pro Forma Combining Schedule of Investments has been omitted from these pro forma financial statements since there were no pro forma adjustments to the Schedule of Investments as included in the December 31, 1998 Growth Equity Fund Limited Partnership Financial Statements.

The pro forma adjustments to these pro forma financial statements are comprised of:

(a) Reflects estimated investment advisory fee by Brown Investment Advisory & Trust Company to the Fund based on the average of 12/31/97 and 12/31/98 net assets

(b) Reflect minimum fee for administrative services by Forum Administrative Services, LLC to the Fund

(c) Reflects transfer agent base fee and estimated account fees by Forum Shareholder Services, LLC to the Fund

(d) Reflects estimated custody fee associated with the custodian to the Fund

(e)      Reflects legal fees associated with the independent counsel to the Fund

(f) Reflects blue sky registration fees associated with initial and ongoing registration of the shares of the Fund for sale in eleven states

(g)      Reflects  fees  charged by the  Securities & Exchange  Commission under
         Section 24f2 to the Fund

(h) Reflects fund accounting fees charged by Forum Accounting Services, LLC and related out of pocket expenses for pricing services

(i)      Reflects audit fees associated with the independent audit of the Fund

(j) Reflects pro rata share of board of trustee fees and expenses for the fund

(k) Reflects the cost of printing, filing, and mailing semiannual and annual financial statements as well as fund prospectuses

(l)      Reflects miscellaneous costs incurred as a regulated investment company

(m) Reflects reduction in expenses due to Brown Investment Advisory and Trust Company's agreement to voluntarily limit the fund expense to 1.00% of average net assets

The unaudited combining statements should be read in conjunction with the separate annual audited financial statements as of December 31, 1998 for the Growth Equity Fund Limited Partnership, which are also included in Appendix A to Part B of this registration statement.

BIA SMALL-CAP GROWTH FUND
EMERGING GROWTH FUND LIMITED PARTNERSHIP & BIA
SMALL-CAP GROWTH FUND
PRO FORMA COMBINING STATEMENT OF OPERATIONS
YEAR ENDING DECEMBER 31, 1998
(UNAUDITED)

                                                                  Emerging Growth
                                                                    Fund Limited                    Small-Cap
                                                                    Partnership                    Growth Fund
                                                            -----------------------------  -----------------------------
     INVESTMENT INCOME
         Dividend                                                                 $4,096
         Interest                                                                $98,376

                                                            -----------------------------  -----------------------------
     TOTAL INVESTMENT INCOME                                                    $102,472                             $0
                                                            -----------------------------  -----------------------------

     EXPENSES
         Advisory
         Management                                                             $116,600
         Transfer Agent
         Custody
         Legal
         Compliance
         SEC Fees
         Accounting
         Auditing
         Directors
         Reporting
         Other

                                                            -----------------------------  -----------------------------
     GROSS EXPENSES                                                             $116,600                             $0
                                                            -----------------------------  -----------------------------

     LESS WAIVERS
         Investment Advisory
         Expense Reimbursements
                                                            -----------------------------  -----------------------------
     TOTAL WAIVERS                                                                    $0                             $0
                                                            -----------------------------  -----------------------------

     NET EXPENSES                                                               $116,600                             $0
                                                            =============================  =============================





                                          Pro Forma                           Pro Forma
            Combined                     Adjustments                           Combined
  -----------------------------  -----------------------------       -----------------------------

                        $4,096                                                             $4,096
                       $98,376                                                            $98,376

  -----------------------------  -----------------------------       -----------------------------
                      $102,472                             $0                            $102,472
  -----------------------------  -----------------------------       -----------------------------


                            $0                       $331,465    (a)                     $331,465
                      $116,600                      ($76,600)    (b)                      $40,000
                            $0                        $21,000    (c)                      $21,000
                            $0                         $7,799    (d)                       $7,799
                            $0                         $7,634    (e)                       $7,634
                            $0                         $4,603    (f)                       $4,603
                            $0                        $12,442    (g)                      $12,442
                            $0                        $41,761    (h)                      $41,761
                            $0                        $15,000    (i)                      $15,000
                            $0                         $3,023    (j)                       $3,023
                            $0                        $13,333    (k)                      $13,333
                            $0                         $3,270    (l)                       $3,270

  -----------------------------  -----------------------------       -----------------------------
                      $116,600                       $384,731                            $501,331
  -----------------------------  -----------------------------       -----------------------------


                            $0                      ($13,883)    (m)                    ($13,883)
                            $0                             $0                                  $0
  -----------------------------  -----------------------------       -----------------------------
                            $0                      ($13,883)                           ($13,883)
  -----------------------------  -----------------------------       -----------------------------

                      $116,600                       $370,848                            $487,448
  =============================  =============================       =============================


BIA SMALL-CAP GROWTH FUND
EMERGING GROWTH FUND LIMITED PARTNERSHIP & BIA SMALL-CAP
GROWTH FUND
PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
AS OF DECEMBER 31, 1998
(UNAUDITED)

                                                                              Emerging Growth
                                                                               Fund Limited                     Small-Cap
                                                                                Partnership                    Growth Fund
                                                                        ----------------------------   -----------------------------
     ASSETS
         Investments in Securities,
            at Value (Cost $32,309,534)                                                 $42,696,587
         Cash and Cash Equivalents                                                       $2,070,449

                                                                        ----------------------------   -----------------------------
     TOTAL ASSETS                                                                       $44,767,036                              $0
                                                                        ----------------------------   -----------------------------

     LIABILITIES
         Management Fee Payable                                                             $11,184
         Distribution Payable                                                                    $0

                                                                        ----------------------------   -----------------------------
     TOTAL LIABILITIES                                                                      $11,184                              $0
                                                                        ----------------------------   -----------------------------

     PARTNERSHIP CAPITAL (NET ASSETS)                                                   $44,755,852                              $0
                                                                        ============================   =============================



                                           Pro Forma                       Pro Forma
            Combined                      Adjustments                      Combined
   ----------------------------   -----------------------------   ----------------------------


                   $42,696,587                                                    $42,696,587
                    $2,070,449                                                     $2,070,449

   ----------------------------   -----------------------------   ----------------------------
                   $44,767,036                              $0                    $44,767,036
   ----------------------------   -----------------------------   ----------------------------


                       $11,184                                                        $11,184
                            $0                                                             $0

   ----------------------------   -----------------------------   ----------------------------
                       $11,184                              $0                        $11,184
   ----------------------------   -----------------------------   ----------------------------

                   $44,755,852                              $0                    $44,755,852
   ============================   =============================   ============================

                            BIA SMALL-CAP GROWTH FUND
      EMERGING GROWTH FUND LIMITED PARTNERSHIP & BIA SMALL-CAP GROWTH FUND

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (Unaudited)

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities as of December 31, 1998 and the unaudited Pro Forma Combining Statement of Operations for the year ended December 31, 1998 are intended to present the financial condition and related results of operations of BIA Small-Cap Growth Fund ("Fund") as if the reorganization with Emerging Growth Fund Limited Partnership had been consummated as of January 1, 1998.

A Pro Forma Combining Schedule of Investments has been omitted from these pro forma financial statements since there were no pro forma adjustments to the Schedule of Investments as included in the December 31, 1998 Emerging Growth Fund Limited Partnership Financial Statements.

The pro forma adjustments to these pro forma financial statements are comprised of:

(a) Reflects estimated investment advisory fee by Brown Investment Advisory & Trust Company to the Fund based on the average of 12/31/97 and 12/31/98 net assets

(b) Reflect minimum fee for administrative services by Forum Administrative Services, LLC to the Fund

(c) Reflects transfer agent base fee and estimated account fees by Forum Shareholder Services, LLC to the Fund

(d) Reflects estimated custody fee associated with the custodian to the Fund

(e)      Reflects legal fees associated with the independent counsel to the Fund

(f) Reflects blue sky registration fees associated with initial and ongoing registration of the shares of the Fund for sale in eleven states

(g)      Reflects fees charged by the Securities & Exchange  Commission under
         Section 24f2 to the Fund

(h) Reflects fund accounting fees charged by Forum Accounting Services, LLC and related out of pocket expenses for pricing services

(i)      Reflects audit fees associated with the independent audit of the Fund

(j) Reflects pro rata share of board of trustee fees and expenses for the fund

(k) Reflects the cost of printing, filing, and mailing semiannual and annual financial statements as well as fund prospectuses

(l)      Reflects miscellaneous costs incurred as a regulated investment company

(m) Reflects reduction in expenses due to Brown Investment Advisory and Trust Company's agreement to voluntarily limit the fund expense to 1.25% of average net assets

The unaudited combining statements should be read in conjunction with the separate annual audited financial statements as of December 31, 1998 for the Emerging Growth Fund Limited Partnership, which are also included in Appendix A to Part B of this registration statement.

                                     PART C

                                OTHER INFORMATION

ITEM 15 - INDEMNIFICATION.

THE TRUST INSTRUMENT

In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 10.2 of the Registrant's Trust Instrument provides as follows:

"SECTION 10.02  INDEMNIFICATION.

(a)  Subject to the exceptions and limitations contained in Subsection 10.02(b):

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)      No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

THE INVESTMENT ADVISORY AGREEMENTS

Section 4 of the Trust's Investment Advisory Agreements with Austin Investment Management, Inc., Oak Hall Capital Advisors, Inc., Quadra Capital Partners LP, Forum Investment Advisors, LLC (Investors Bond Fund, Investors High Grade Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, and Investors Growth Fund) and H.M. Payson & Company (Payson Balanced Fund & Payson Value Fund) includes language similar to the following:

"SECTION 4.       STANDARD OF CARE

The Adviser shall use its best judgment and efforts in rendering the services described in this Agreement. The Adviser shall not be liable to the Trust for any action or inaction of the Adviser in the absence of bad faith, willful misconduct or gross negligence or based upon information, instructions or requests with respect to the Fund made to the Adviser by a duly authorized officer of the Trust. The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement caused by circumstances beyond its reasonable control."

Section 5 of the Trust's Investment Advisory Agreements with Forum Investment Advisors, LLC (Small Company Opportunities Fund) and Polaris Capital Management, Inc. and Section 5 of the Form of Investment Advisory Agreement between the Trust and Brown Investment Advisory & Trust Company include similar language to the following:

"SECTION 5.  STANDARD OF CARE.

(a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder.

(b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

THE DISTRIBUTION AGREEMENT

Section 8 of the Trust's Distribution Agreement with Forum Financial Services, Inc. and Forum Fund Services LLC provides:

"SECTION 8.  INDEMNIFICATION

(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)any act of,or omission by, Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 16 - EXHIBITS.

All references to a post effective amendment ("PEA") are to PEAs to Registrant's Registration Statement on Form N-1A, file numbers 2-67052 and 811-3023.

(1) Copy of Registrant's Trust Instrument dated August 29, 1995 is incorporated herein by reference. The Trust Instrument, Exhibit (a) to PEA No. 34, was filed via EDGAR on May 9, 1996 (accession number 0000912057-96-008780).

(2) Copy of Registrant's By-Laws is incorporated by reference. The By-Laws, Exhibit (b) to PEA No 43 were filed via EDGAR on July 31, 1997 (accession number 0000912057-97-025707).

(3)     None.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Attachment B to Part A.

(5)(a) Sections 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

"SECTION 2.04   TRANSFER OF SHARES.

Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer."


"SECTION 2.06   ESTABLISHMENT OF SERIES.

The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

(6)      Investment Advisory Agreements

(a) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. regarding Austin Global Equity Fund is incorporated
         herein by reference.   The  Investment  Advisory   Agreement,   Exhibit
         (d)(3) to PEA No. 62, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).

(b) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company regarding BIA Small-Cap Growth Fund and BIA Growth Equity Fund is incorporated herein by reference. The Form of Investment Advisory Agreement, Exhibit (d)(11) to PEA 70, was filed via EDGAR on March 18, 1999 (accession number 0001004402-99-000185).

(c) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC regarding Investors Bond Fund, Investors High Grade Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, and Investors Growth Fund is incorporated herein by reference. The Investment Advisory Agreement, Exhibit (d)(5) to PEA 56, was filed via EDGAR on December 31, 1997 (accession number 0001004402-97-000281).


(d) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC regarding Small Company Opportunities Fund is incorporated herein by reference. The Investment Advisory Agreement, Exhibit (d)(10) to PEA 65, was filed via EDGAR on September 30, 1998 (accession number 0001004402-98-000530).

(e) Investment Advisory Agreement between Registrant and H.M. Payson & Co. regarding Investors Equity Fund is incorporated herein by reference.

         The Investment Advisory Agreement, Exhibit (d)(8) to PEA 63, was filed via EDGAR on June 8, 1998 (accession number 0001004402-98-000339).

(f) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to the Payson Value Fund and the Payson Balanced Fund is incorporated herein by reference. The Investment Advisory Agreement, Exhibit (d)(1) to PEA No. 62, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).

(g) Investment Subadvisory Agreement between H.M. Payson & Co. and Peoples Heritage Bank regarding Investors Equity Fund is incorporated herein by reference. The Investment Subadvisory Agreement, Exhibit (d)(9) to PEA 64, was filed via EDGAR on July 31, 1998 (accession number 0001004402-98-000421).

(h) Investment Advisory Agreement between Registrant and Oak Hall Capital Advisors, Inc. regarding Oak Hall Small Cap Contrarian Fund is incorporated by reference. The Investment Advisory Agreement, to Exhibit (d)(4) to PEA No. 62, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).

(i) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. Incorporated by reference to Exhibit (d)(7) to PEA 63 to Registrant's Form N-1A, filed via EDGAR on June 8, 1998 (accession number 0001004402-98-000339).

(j) Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P relating to Quadra Growth Fund is incorporated herein by reference. The Investment Advisory Agreement, Exhibit (d)(2) to PEA No. 41, was filed via EDGAR on December 31, 1996 (accession number 0000912057-96-030646).

(k) Investment Subadvisory Agreement between Quadra Capital Partners, LLC and Smith Asset Management Group, L.P regarding Quadra Growth Fund is incorporated herein by reference. The Investment Subadvisory Agreement, Exhibit (d)(6) to PEA 48, was filed via EDGAR on October 31, 1997 (accession number 0001004402-97-000152).


(7)      Distribution Agreements and Form of Selected Dealer Agreement

(a) Distribution Agreement between Registrant and Forum Financial Services, Inc. regarding Austin Global Equity Fund, Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund is incorporated herein by reference. The Distribution Agreement, Exhibit (e)(3) to PEA 62 to Registrant's Form N-1A, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).

(b) Distribution Agreement between Registrant and Forum Fund Services, LLC regarding the Emerging Markets Fund, Equity Index Fund, International Equity Fund, Investors Equity Fund, and Small Company Opportunities

         Fund and the Investor, Institutional, and Institutional Share Classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Asset Municpal Fund. Incorporated by reference to Exhibit
         (e)(4) to PEA 70 to Registrant's Form N-1A, filed via EDGAR on March 18, 1999 (accession number 0001004402-99-000185).

(c) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC regarding Austin Global Equity Fund, Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund is incorporated herein by reference. The Form of Distribution Agreement, Exhibit (e)(4) to PEA 68 was filed via EDGAR on November 30, 1998 (accession number 0001004402-98-000620).

(d) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC regarding BIA Small-Cap Growth Fund and BIA Equity Growth Fund is incorporated herein by reference. The Form of Distribution Agreement, Exhibit (e)(6) to PEA 70 was filed via EDGAR on March 18, 1999 (accession number 0001004402-99-00185).


(e) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers is incorporated herein by reference. The Form of Selected Dealer Agreement, Exhibit (e)(1) to PEA 62, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).

(f) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates is incorporated herein by reference. The Form of Bank Affiliated Selected Dealer Agreement, Exhibit (e)(2) to PEA 62, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).

(8)      None.

(9)      Custodian Contracts

(a) Custodian Agreement between Registrant and Investors Bank and Trust. regarding Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is incorporated herein by reference. The Custodian Agreement, Exhibit (g)(1) to PEA No. 70, was filed via EDGAR on March 18, 1999 (accession number 0001004402-99-000185).

(b) Form of Custodian Agreement between Registrant and Forum Trust regarding regarding Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is incorporated herein by reference. The Form of Custodian Agreement, Exhibit (g)(2) to PEA No. 70, was filed via EDGAR on March 18, 1999 (accession number 0001004402-99-000185).

(c) Form of Master Custodian Agreement between Forum Trust and Bankers Trust Company regarding Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is incorporated herein by reference. The Form of Master Custodian Agreement, Exhibit (g)(3) to PEA No. 70, was filed via EDGAR on March 18, 1999 (accession number 0001004402-99-000185).


(10) Rule 12b-1 Plan adopted by the Registrant regarding the Investor Share Classes of Daily Assets Treasury Obligations Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is filed herewith.

(11) Form of opinion and consent of Seward & Kissel LLP, Trust counsel, regarding legality of securities is filed herewith.

(12) Form of opinion and consent of Wilmer, Cutler & Pickering regarding tax consequences is filed herewith.

(13)     Material Service Contracts

(a) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund,

         Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is incorporated herein by reference. The Administraton Agreement, Exhibit
         (h)(1) to PEA 49, was filed via EDGAR on November 5, 1997 (accession number 0001004402-97-000163).

(b) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, is incorporated herein by reference. The Form of Administration Agreement, Exhibit (h)(2) of PEA 70, was filed via EDGAR on March 18, 1999 (accession number 0001004402-99-00185).

(c) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC regarding to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is
         incorporated herein by reference. The Fund Accounting Agreement, Exhibit (h)(3) to PEA 70, was filed via EDGAR on March 18, 1999 (accession number 0001004402-99-00185).

(d) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC regarding to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, is incorporated herein by reference. The Form of Fund Accounting Agreement , Exhibit (h)(4) to PEA 70, was filed via EDGAR on March 18, 1999 (accession number 0001004402-99-00185).

(e) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is incorporated herein by reference. The Transfer Agency and Services Agreement, Exhibit (h)(5) to PEA 62, was filed via EDGAR on May 26, 19998 (accession number 0001004402-98-000307).

(f) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund is incorporated herein by reference. The Form of Transfer Agency and Services Agreement, Exhibit (h)(5) to PEA 70, was filed via EDGAR on March 18, 1999 (accession number 0001004402-99-00185).

(g) Shareholder Service Plan of Registrant and Form of Shareholder Service Agreement regarding the Institutional Service and Investor Classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund, and Daily Assets Municipal Fund is incorporated herein by reference. The Shareholder Service Plan and Form of Shareholder Service Agreement, Exhibit (h)(8) to PEA 50, was filed via EDGAR on November 12, 1997 (accession number 0001004402-97-000189).

(h) Shareholder Service Plan and Form of Shareholder Service Agreement regarding Oak Hall Small Cap Contrarian Fund is incorporated herein by reference. The Shareholder Service Plan and Form of Shareholder Service Agreement, Exhibit (h)(10) to PEA 65, filed via EDGAR on September 30, 1998 (accession number 0001004402-98-000530).

(i) Shareholder Service Plan and Form of Shareholder Service Agreement relating to Polaris Global Value Fund is incorporated herein by reference. The Shareholder Service Plan and Form of Shareholder Service Agreement, Exhibit (h)(9) to PEA 65, was filed via EDGAR on September 30, 1998 (accession number 0001004402-98-000530).

(j) Shareholder Service Plan of Registrant relating to the Quadra Growth Fund and Form of Shareholder Service Agreement regarding to Quadra Growth Fund is incorporated herein by reference. The Shareholder Service Plan and Form of Shareholder Service Agreement, Exhibit (h)(7) to PEA 49, was filed via EDGAR on November 5, 1997 (accession number 0001004402-97-000163).

(14)     Consent of Wolpoff & Company LLP is filed herewith.

(15)     None.

(16) Powers of Attorney of Costas Azariadas, James C. Cheng, John Y. Keffer, and J. Michael Parish are incorporated herein by reference. The Powers of Attorney, Exhibit 16 to Form N-14, filed via EDGAR on April 7, l998 (accession number 0000919574-98-000466).

ITEM 17 - UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a copy of the opinion Forum Administrative Services, LLC regarding the legality of securities to be issued and as required to be filed as an exhibit to the registration statement by Item 16(11) of Form 14 under the Securities Act of 1933, as amended by means of a pre-effective amendment to the registration statement.

(4) The undersigned Registrant agrees to file a copy of the tax opinion required to be filed as an exhibit to the registration statement by Item 16(12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                INDEX TO EXHIBITS

EXHIBIT NUMBER                                       DESCRIPTION OF EXHIBIT

(10)                                                 Rule 12b-1 Plan.

(11)                                                 Form of opinion and consent
                                                     of Forum Administrative
                                                     Services, LLC regarding
                                                     legality of securities.

(12)                                                 Form of opinion and consent
                                                     of Wilmer, Cutler &
                                                     Pickering as to the tax
                                                     Consequences of the
                                                     Agreement and Plan  Of
                                                     Reorganization.

(14)                                                 Consent of Wolpoff &
                                                     Company LLP,  Independent
                                                     accountants for  BIA
                                                     Emerging Growth Fund
                                                     Limited Partnership    and
                                                     BIA Growth Equity Fund
                                                     Limited Partnership.

(17)                                                 Form of consent letter of
                                                     limited partners of BIA
                                                     Emerging Growth Fund
                                                     Limited Partnership and BIA
                                                     Growth Equity Fund Limited
                                                     Partnership.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the city of Portland and State of Maine, April 16th, 1999.

                                                  FORUM FUNDS

                                                  By:/s/ John Y. Keffer
                                                     -------------------------
                                                      John Y. Keffer
                                                      President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                           Title                      Date

Principal Executive Officer

/s/ John Y. Keffer                  Chairman                   April 16, 1999
-----------------------------       and President
John Y. Keffer

Principal Financial
and Accounting Officer

/s/ Stacey Hong                     Treasurer                  April 16, 1999
-----------------------------
Stacey Hong

A majority of the Trustees

/s/ John Y.Keffer                                              April 16, 1999
-----------------------------
John Y. Keffer

Costas Azariadis
James C. Cheng
J. Michael Parish

/s/ John Y. Keffer                                             April 16, 1999
---------------------------
By: John Y. Keffer
(Attorney-in-fact)